WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.6%

	Application Software 10.9%
8,317,329	CCC Intelligent Solutions Holdings, Inc.*	$97,562,269
3,733,352	Clearwater Analytics Holdings, Inc., Class A*	102,741,847
662,407	Guidewire Software, Inc.*	111,668,572
1,498,697	nCino, Inc.*	50,326,246
1,080,903	Procore Technologies, Inc.*	80,992,062
757,168	Q2 Holdings, Inc.*	76,208,959

		519,499,955

	Asset Management & Custody Banks 3.4%
784,100	Cohen & Steers, Inc.	72,403,794
606,054	Hamilton Lane, Inc., Class A	89,726,295

		162,130,089

	Automotive Parts & Equipment 2.7%
703,382	Modine Manufacturing Co.*	81,543,075
1,137,208	XPEL, Inc.*	45,420,088

		126,963,163

	Automotive Retail 2.2%
2,865,191	Valvoline, Inc.*	103,662,610

	Broadline Retail 2.3%
982,338	Ollie’s Bargain Outlet Holdings, Inc.*	107,791,949

	Building Products 5.6%
452,183	AAON, Inc.	53,212,896
250,380	CSW Industrials, Inc.	88,334,064
1,834,514	Trex Co., Inc.*	126,636,501

		268,183,461

	Cargo Ground Transportation 2.1%
218,643	Saia, Inc.*	99,642,174

	Distributors 2.1%
292,871	Pool Corp.	99,851,439

	Electronic Equipment & Instruments 1.8%
575,188	Novanta, Inc.*	87,871,471

	Electronic Manufacturing Services 2.1%
447,930	Fabrinet*	98,490,848

	Environmental & Facilities Services 2.7%
1,198,578	Casella Waste Systems, Inc., Class A*	126,821,538

	Financial Exchanges & Data 4.7%
274,153	MarketAxess Holdings, Inc.	61,969,544
404,258	Morningstar, Inc.	136,137,924
4,108,715	Open Lending Corp.*	24,529,029

		222,636,497

	Health Care Equipment 1.6%
405,753	Inspire Medical Systems, Inc.*	75,218,491

	Health Care Facilities 2.3%
822,524	Ensign Group, Inc.	109,280,539

	Health Care Technology 1.2%
5,240,939	Certara, Inc.*	55,816,000

	Home Furnishing Retail 0.8%
4,302,423	Arhaus, Inc.‡‡	40,442,776

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Home Improvement Retail 1.3%
642,666	Floor & Decor Holdings, Inc., Class A*	$64,073,800

	Human Resource & Employment Services 2.8%
671,522	Paylocity Holding Corp.*	133,948,493

	Industrial Machinery & Supplies & Components 6.6%
1,123,967	Helios Technologies, Inc.	50,173,887
396,164	Kadant, Inc.	136,672,618
421,998	RBC Bearings, Inc.*	126,236,482

		313,082,987

	Insurance Brokers 1.8%
806,585	Goosehead Insurance, Inc., Class A*	86,482,044

	Investment Banking & Brokerage 1.6%
1,053,286	Moelis & Co., Class A	77,816,770

	IT Consulting & Other Services 2.5%
554,428	Globant SA*	118,880,452

	Leisure Products 1.0%
1,262,631	YETI Holdings, Inc.*	48,623,920

	Life Sciences Tools & Services 1.6%
228,296	Medpace Holdings, Inc.*	75,846,780

	Managed Health Care 4.2%
2,089,585	HealthEquity, Inc.*	200,495,681

	Other Specialty Retail 1.1%
522,557	Five Below, Inc.*	54,847,583

	Packaged Foods & Meats 1.6%
508,756	Freshpet, Inc.*	75,351,851

	Personal Care Products 2.6%
1,648,747	BellRing Brands, Inc.*	124,216,599

	Pharmaceuticals 1.5%
850,379	Intra-Cellular Therapies, Inc.*	71,023,654

	Regional Banks 3.3%
2,173,280	Bank OZK	96,776,159
536,465	Pinnacle Financial Partners, Inc.	61,366,231

		158,142,390

	Research & Consulting Services 1.9%
760,459	ICF International, Inc.	90,654,317

	Restaurants 1.2%
1,099,048	Dutch Bros, Inc., Class A*	57,568,134

	Self-Storage REITs 2.1%
2,641,361	National Storage Affiliates Trust	100,133,995

	Semiconductor Materials & Equipment 2.2%
544,881	Nova Ltd.*	107,314,313

	Specialty Chemicals 3.2%
495,063	Balchem Corp.	80,692,794
639,992	Innospec, Inc.	70,437,519

		151,130,313

	Systems Software 1.3%
181,186	CyberArk Software Ltd.*	60,362,116

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Trading Companies & Distributors 1.5%
559,051	SiteOne Landscape Supply, Inc.*	$73,666,150

	Transaction & Payment Processing Services 4.2%
1,910,059	Shift4 Payments, Inc., Class A*	198,225,923

	Total Common Stocks (cost $3,358,793,777)	4,746,191,265

	Total Investments (cost $3,358,793,777) 99.6%	4,746,191,265
	Other Assets less Liabilities 0.4%	19,035,452

	NET ASSETS 100.0%	$4,765,226,717

	*Non-income producing. ‡‡Affiliated company (see Note 6). REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At December 31, 2024, the Wasatch Core Growth Fund’s investments were in the following countries:

Country	%
Israel	3.5
United States	96.5

TOTAL	100.0%

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 102.6%

	Apparel Retail 4.1%
304,276	Trent Ltd.	$25,245,817

	Asset Management & Custody Banks 1.3%
247,039	Prudent Corporate Advisory Services Ltd.	7,886,521

	Automotive Parts & Equipment 1.9%
276,711	Tube Investments of India Ltd.	11,537,260

	Commodity Chemicals 2.7%
1,220,447	Berger Paints India Ltd.	6,382,359
184,220	Supreme Industries Ltd.	10,096,893

		16,479,252

	Construction Machinery & Heavy Transportation Equipment 1.3%
442,280	Action Construction Equipment Ltd.	7,763,630

	Consumer Finance 24.6%
785,648	Bajaj Finance Ltd.	62,473,581
2,922,947	Cholamandalam Investment & Finance Co. Ltd.	40,407,921
5,245,164	Five-Star Business Finance Ltd.*	47,328,643

		150,210,145

	Diversified Banks 9.6%
2,028,362	HDFC Bank Ltd.	41,947,151
797,718	Kotak Mahindra Bank Ltd.	16,604,774

		58,551,925

	Diversified Chemicals 0.8%
153,633	Pidilite Industries Ltd.	5,209,135

	Diversified Support Services 4.0%
4,284,721	CMS Info Systems Ltd.	24,481,567

	Electrical Components & Equipment 0.9%
65,407	Polycab India Ltd.	5,542,163

	Food Retail 1.6%
232,142	Avenue Supermarts Ltd.*	9,646,167

	Health Care Facilities 9.0%
3,339,441	Max Healthcare Institute Ltd.	43,897,350
655,496	Rainbow Children’s Medicare Ltd.	11,481,205

		55,378,555

	Health Care Services 9.0%
750,044	Dr. Lal PathLabs Ltd.	26,250,043
2,324,176	Vijaya Diagnostic Centre Ltd.	28,641,344

		54,891,387

	Heavy Electrical Equipment 0.6%
495,583	Elecon Engineering Co. Ltd.	3,664,436

	Hotels, Resorts & Cruise Lines 2.4%
131,596	MakeMyTrip Ltd.*	14,775,599

	Industrial Machinery & Supplies & Components 4.8%
4,332,906	Elgi Equipments Ltd.	29,283,953

	Interactive Media & Services 2.6%
145,980	Info Edge India Ltd.	14,760,987
89,290	Just Dial Ltd.*	1,033,651

		15,794,638

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	IT Consulting & Other Services 3.5%
286,818	Persistent Systems Ltd.	$21,560,639

	Life Sciences Tools & Services 9.1%
783,884	Divi’s Laboratories Ltd.	55,789,560

	Metal, Glass & Plastic Containers 0.2%
168,625	Mold-Tek Packaging Ltd.	1,308,486

	Regional Banks 4.8%
4,510,234	AU Small Finance Bank Ltd.	29,383,391

	Research & Consulting Services 1.0%
111,007	L&T Technology Services Ltd.	6,121,388

	Specialty Chemicals 2.8%
518,165	Asian Paints Ltd.	13,786,364
64,234	Fine Organic Industries Ltd.	3,340,176

		17,126,540

	Total Common Stocks (cost $423,919,406)	627,632,154

	Total Investments (cost $423,919,406) 102.6%§	627,632,154
	Liabilities less Other Assets (2.6%)	(15,918,795)

	NET ASSETS 100.0%	$611,713,359

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 97.02%. See Notes to Schedules of Investments.

At December 31, 2024, the Wasatch Emerging India Fund’s investments were in the following countries:

Country	%
India	100.0

TOTAL	100.0%

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 100.9%

	Airport Services 3.1%
689,375	Grupo Aeroportuario del Pacifico SAB de CV, Class B	$12,118,532

	Apparel Retail 3.0%
143,718	Trent Ltd.	11,924,300

	Broadline Retail 7.7%
15,795	MercadoLibre, Inc.*	26,858,450
34,005	PDD Holdings, Inc., ADR*	3,298,145

		30,156,595

	Consumer Finance 11.7%
388,161	Bajaj Finance Ltd.	30,865,995
480,134	Cholamandalam Investment & Finance Co. Ltd.	6,637,554
914,386	Five-Star Business Finance Ltd.*	8,250,771

		45,754,320

	Diversified Banks 6.2%
615,086	HDFC Bank Ltd.	12,720,168
1,099,302	NU Holdings Ltd., Class A*	11,388,769

		24,108,937

	Drug Retail 1.8%
2,014,263	Raia Drogasil SA	7,169,754

	Electrical Components & Equipment 10.3%
382,707	Voltronic Power Technology Corp.	21,663,152
2,174,102	WEG SA	18,570,759

		40,233,911

	Electronic Equipment & Instruments 1.5%
217,086	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	5,776,030

	Health Care Facilities 4.3%
1,264,314	Max Healthcare Institute Ltd.	16,619,558

	Health Care Services 1.5%
170,429	Dr. Lal PathLabs Ltd.	5,964,675

	Hotels, Resorts & Cruise Lines 4.7%
43,717	MakeMyTrip Ltd.*	4,908,545
197,724	Trip.com Group Ltd., ADR*	13,575,730

		18,484,275

	Industrial Machinery & Supplies & Components 4.9%
164,016	Airtac International Group	4,212,911
1,249,606	Elgi Equipments Ltd.	8,445,464
494,178	Techtronic Industries Co. Ltd.	6,496,436

		19,154,811

	Interactive Home Entertainment 4.6%
169,202	Sea Ltd., ADR*	17,952,332

	Interactive Media & Services 2.7%
196,300	Tencent Holdings Ltd.	10,477,085

	IT Consulting & Other Services 5.5%
100,518	Globant SA*	21,553,070

	Life Sciences Tools & Services 5.7%
313,214	Divi’s Laboratories Ltd.	22,291,654

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Property & Casualty Insurance 1.9%
870,819	Qualitas Controladora SAB de CV	$7,325,805

	Regional Banks 2.3%
1,353,683	AU Small Finance Bank Ltd.	8,819,010

	Restaurants 3.4%
685,100	Meituan, Class B*	13,320,645

	Semiconductor Materials & Equipment 2.1%
543,325	Gudeng Precision Industrial Co. Ltd.	8,065,070

	Semiconductors 11.0%
162,816	ASPEED Technology, Inc.	16,478,284
78,920	LEENO Industrial, Inc.	10,079,561
1,321,836	Silergy Corp.	16,224,828

		42,782,673

	Specialty Chemicals 1.0%
146,101	Asian Paints Ltd.	3,887,182

	Total Common Stocks (cost $338,165,797)	393,940,224

	Total Investments (cost $338,165,797) 100.9%§	393,940,224
	Liabilities less Other Assets (0.9%)	(3,465,092)

	NET ASSETS 100.0%	$390,475,132

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 65.66%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2024, the Wasatch Emerging Markets Select Fund’s investments were in the following countries:

Country	%
Brazil	9.4
China	11.8
Hong Kong	1.6
India	35.9
Mexico	4.9
Singapore	4.6
South Korea	2.6
Taiwan	16.9
United States	12.3

TOTAL	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 101.4%

	Airport Services 1.2%
423,025	Grupo Aeroportuario del Centro Norte SAB de CV	$3,640,884

	Apparel Retail 2.6%
94,299	Trent Ltd.	7,823,999

	Asset Management & Custody Banks 1.5%
137,775	Prudent Corporate Advisory Services Ltd.	4,398,356

	Automotive Retail 1.2%
113,257	Aldrees Petroleum & Transport Services Co.	3,617,343

	Commercial & Residential Mortgage Finance 1.3%
190,668	Aavas Financiers Ltd.*	3,731,752

	Commodity Chemicals 0.8%
429,436	Berger Paints India Ltd.	2,245,746

	Communications Equipment 1.3%
159,000	Accton Technology Corp.	3,737,101

	Computer & Electronics Retail 0.1%
60,525	Aditya Vision Ltd.	360,043

	Construction Machinery & Heavy Transportation Equipment 1.3%
223,367	Action Construction Equipment Ltd.	3,920,907

	Consumer Finance 6.6%
775,099	Cholamandalam Financial Holdings Ltd.	12,647,004
531,313	Five-Star Business Finance Ltd.*	4,794,192
4,279,450	Ngern Tid Lor PCL	2,133,763

		19,574,959

	Diversified Banks 1.4%
103,272	TBC Bank Group PLC	4,033,729

	Diversified Support Services 4.0%
651,470	CMS Info Systems Ltd.	3,722,298
8,176,200	Frontken Corp. Bhd.	8,142,334

		11,864,632

	Drug Retail 4.5%
206,717	Clicks Group Ltd.	4,086,964
60,665	Corporativo Fragua SAB de CV	2,035,948
1,197,968	Raia Drogasil SA	4,264,158
854,819	Yifeng Pharmacy Chain Co. Ltd., Class A	2,827,307

		13,214,377

	Electrical Components & Equipment 6.6%
342,863	Voltronic Power Technology Corp.	19,407,780

	Electronic Components 1.0%
384,850	Sinbon Electronics Co. Ltd.	3,069,249

	Electronic Equipment & Instruments 2.8%
525,616	Chroma ATE, Inc.	6,539,891
60,234	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	1,602,652

		8,142,543

	Electronic Manufacturing Services 1.6%
21,499	Fabrinet*	4,727,200

	Food Retail 1.1%
2,807,577	Philippine Seven Corp.	3,290,755

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Facilities 2.1%
359,910	Rainbow Children’s Medicare Ltd.	$6,303,929

	Health Care Services 4.0%
163,805	Dr. Lal PathLabs Ltd.	5,732,848
483,037	Vijaya Diagnostic Centre Ltd.	5,952,574

		11,685,422

	Heavy Electrical Equipment 0.9%
349,876	Elecon Engineering Co. Ltd.	2,587,050

	Home Improvement Retail 0.5%
6,459,520	Wilcon Depot, Inc.	1,591,663

	Human Resource & Employment Services 1.8%
7,676	Benefit Systems SA	5,380,374

	Industrial Machinery & Supplies & Components 5.6%
155,500	Airtac International Group	3,994,169
1,378,725	Elgi Equipments Ltd.	9,318,116
557,400	Shenzhen Envicool Technology Co. Ltd., Class A	3,079,275

		16,391,560

	Interactive Media & Services 6.0%
3,416,426	Baltic Classifieds Group PLC	13,472,622
42,524	Info Edge India Ltd.	4,299,878

		17,772,500

	IT Consulting & Other Services 14.0%
1,150,115	FPT Corp.	6,873,371
95,972	Globant SA*	20,578,316
183,493	Persistent Systems Ltd.	13,793,508

		41,245,195

	Life & Health Insurance 1.8%
87,190	Co. for Cooperative Insurance	3,426,119
192,697	Discovery Ltd.	1,988,824

		5,414,943

	Packaged Foods & Meats 0.9%
7,658,957	Cisarua Mountain Dairy Tbk. PT	2,569,641

	Personal Care Products 1.9%
485,151	Proya Cosmetics Co. Ltd., Class A	5,631,725

	Property & Casualty Insurance 3.5%
1,231,052	Qualitas Controladora SAB de CV	10,356,282

	Regional Banks 3.7%
1,655,072	AU Small Finance Bank Ltd.	10,782,507

	Research & Consulting Services 0.3%
3,023,638	CTOS Digital Bhd.	810,843

	Semiconductor Materials & Equipment 2.8%
555,312	Gudeng Precision Industrial Co. Ltd.	8,243,004

	Semiconductors 10.3%
95,983	ASPEED Technology, Inc.	9,714,249
61,083	LEENO Industrial, Inc.	7,801,442
1,057,728	Silergy Corp.	12,983,044

		30,498,735

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Specialized Finance 0.4%
376,482	Chailease Holding Co. Ltd.	$1,295,447

	Total Common Stocks (cost $189,241,402)	299,362,175

	Total Investments (cost $189,241,402) 101.4%§	299,362,175
	Liabilities less Other Assets (1.4%)	(4,009,553)

	NET ASSETS 100.0%	$295,352,622

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 71.22%. See Notes to Schedules of Investments.

At December 31, 2024, the Wasatch Emerging Markets Small Cap Fund’s investments were in the following countries:

Country	%
Brazil	1.4
China	4.4
India	34.2
Indonesia	0.9
Malaysia	3.0
Mexico	5.4
Philippines	1.6
Poland	1.8
Saudi Arabia	2.4
South Africa	2.0
South Korea	2.6
Taiwan	23.0
Thailand	0.7
United Kingdom	5.8
United States	8.5
Vietnam	2.3

TOTAL	100.0%

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.1%

	Asset Management & Custody Banks 0.3%
542,935	VEF AB*	$108,206

	Automotive Retail 2.0%
23,148	Aldrees Petroleum & Transport Services Co.	739,330

	Broadline Retail 7.5%
1,589	MercadoLibre, Inc.*	2,701,999

	Consumer Finance 13.7%
34,178	Bajaj Finance Ltd.	2,717,785
39,227	Cholamandalam Financial Holdings Ltd.	640,052
92,820	Cholamandalam Investment & Finance Co. Ltd.	1,283,179
568,611	Ngern Tid Lor PCL	283,513

		4,924,529

	Distillers & Vintners 2.6%
193,860	Ginebra San Miguel, Inc.	921,627

	Diversified Banks 14.1%
31,098	Banca Transilvania SA	174,772
780,700	Bank Central Asia Tbk. PT	469,293
405,989	Bank for Foreign Trade of Vietnam JSC*	1,452,114
5,104	Credicorp Ltd.	935,665
258,700	Military Commercial Joint Stock Bank	254,417
87,794	NU Holdings Ltd., Class A*	909,546
23,201	TBC Bank Group PLC	906,214

		5,102,021

	Diversified Support Services 3.1%
1,105,800	Frontken Corp. Bhd.	1,101,220

	Drug Retail 1.4%
15,534	Corporativo Fragua SAB de CV	521,329

	Electrical Components & Equipment 1.6%
68,300	WEG SA	583,405

	Electronic Manufacturing Services 1.9%
3,189	Fabrinet*	701,197

	Food Retail 3.0%
605,759	Philippine Seven Corp.	710,009
2,157,000	Sumber Alfaria Trijaya Tbk. PT	381,948

		1,091,957

	Health Care Facilities 4.3%
9,738	Akdital Holding	1,011,116
7,120	Dr. Sulaiman Al Habib Medical Services Group Co.	531,338

		1,542,454

	Human Resource & Employment Services 0.3%
166	Benefit Systems SA	116,355

	Interactive Home Entertainment 5.1%
17,175	Sea Ltd., ADR*	1,822,267

	Interactive Media & Services 5.4%
489,902	Baltic Classifieds Group PLC	1,931,921

	IT Consulting & Other Services 18.1%
1,775	Elm Co.	526,727
664,225	FPT Corp.	3,969,573
9,445	Globant SA*	2,025,197

		6,521,497

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Life & Health Insurance 5.2%
5,073	Bupa Arabia for Cooperative Insurance Co.	$279,478
15,587	Co. for Cooperative Insurance	612,489
95,188	Discovery Ltd.	982,434

		1,874,401

	Property & Casualty Insurance 3.4%
147,922	Qualitas Controladora SAB de CV	1,244,401

	Regional Banks 0.2%
10,200	Regional SAB de CV	57,264

	Semiconductor Materials & Equipment 1.4%
6,153	Camtek Ltd.	496,978

	Semiconductors 1.5%
45,000	Silergy Corp.	552,351

	Soft Drinks & Non-Alcoholic Beverages 1.0%
3,637,200	Sariguna Primatirta Tbk. PT	355,923

	Total Common Stocks (cost $28,041,419)	35,012,632

	EXCHANGE-TRADED FUNDS 2.7%

	Asset Management & Custody Banks 2.7%
751,600	DCVFMVN Diamond ETF	988,045

	Total Exchange-Traded Funds (cost $911,687)	988,045

	Total Investments (cost $28,953,106) 99.8%§	36,000,677
	Other Assets less Liabilities 0.2%	57,044

	NET ASSETS 100.0%	$36,057,721

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 40.17%.

ADR American Depositary Receipt.

ETF Exchange-Traded Fund.

See Notes to Schedules of Investments.

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2024, the Wasatch Frontier Emerging Small Countries Fund’s investments were in the following countries:

Country	%
Brazil	4.1
India	12.9
Indonesia	3.3
Israel	1.4
Malaysia	3.1
Mexico	5.1
Morocco	2.8
Peru	2.6
Philippines	4.5
Poland	0.3
Romania	0.5
Saudi Arabia	7.5
Singapore	5.1
South Africa	2.7
Sweden	0.3
Taiwan	1.5
Thailand	0.8
United Kingdom	7.9
United States	15.1
Vietnam	18.5

TOTAL	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 94.5%

	Application Software 8.0%
122,437	Clearwater Analytics Holdings, Inc., Class A*	$3,369,466
18,668	Guidewire Software, Inc.*	3,147,052
50,999	nCino, Inc.*	1,712,547
36,419	Q2 Holdings, Inc.*	3,665,572
170,200	Rakus Co. Ltd.	1,981,431
174,993	Technology One Ltd.	3,380,232

		17,256,300

	Asset Management & Custody Banks 2.3%
20,586	Hamilton Lane, Inc., Class A	3,047,757
107,588	Netwealth Group Ltd.	1,908,731

		4,956,488

	Automotive Parts & Equipment 1.5%
17,643	Modine Manufacturing Co.*	2,045,353
31,759	XPEL, Inc.*	1,268,454

		3,313,807

	Automotive Retail 1.7%
98,550	Valvoline, Inc.*	3,565,539

	Biotechnology 0.3%
122,045	C4 Therapeutics, Inc.*	439,362
119,482	Sangamo Therapeutics, Inc.*	121,872

		561,234

	Broadline Retail 1.6%
32,137	Ollie’s Bargain Outlet Holdings, Inc.*	3,526,393

	Building Products 2.4%
75,334	Trex Co., Inc.*	5,200,306

	Cargo Ground Transportation 2.0%
9,285	Saia, Inc.*	4,231,453

	Consumer Finance 2.2%
532,012	Five-Star Business Finance Ltd.*	4,800,499

	Diversified Support Services 1.2%
146,200	Japan Elevator Service Holdings Co. Ltd.	2,682,721

	Drug Retail 1.3%
180,400	Sugi Holdings Co. Ltd.	2,826,428

	Electrical Components & Equipment 3.2%
121,896	Voltronic Power Technology Corp.	6,899,930

	Financial Exchanges & Data 0.6%
212,332	Open Lending Corp.*	1,267,622

	Health Care Equipment 1.9%
10,280	DiaSorin SpA	1,060,325
16,244	Inspire Medical Systems, Inc.*	3,011,313

		4,071,638

	Health Care Facilities 4.5%
38,870	Ensign Group, Inc.	5,164,268
349,775	Max Healthcare Institute Ltd.	4,597,834

		9,762,102

	Health Care Services 1.1%
69,843	Dr. Lal PathLabs Ltd.	2,444,366

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Technology 0.6%
48,050	JMDC, Inc.	$1,189,982

	Home Furnishing Retail 0.8%
188,237	Arhaus, Inc.	1,769,428

	Home Improvement Retail 0.4%
9,372	Floor & Decor Holdings, Inc., Class A*	934,388

	Homebuilding 1.6%
20,764	LGI Homes, Inc.*	1,856,301
62,420	Smith Douglas Homes Corp.*	1,600,449

		3,456,750

	Human Resource & Employment Services 3.0%
22,145	Paylocity Holding Corp.*	4,417,263
197,700	SMS Co. Ltd.	1,960,801

		6,378,064

	Industrial Machinery & Supplies & Components 5.2%
235,964	Elgi Equipments Ltd.	1,594,763
36,810	Helios Technologies, Inc.	1,643,199
7,590	Kadant, Inc.	2,618,474
18,009	RBC Bearings, Inc.*	5,387,212

		11,243,648

	IT Consulting & Other Services 6.0%
50,051	Endava PLC, ADR*	1,546,576
29,476	Globant SA*	6,320,244
52,247	Persistent Systems Ltd.	3,927,503
62,401	Softcat PLC	1,190,546

		12,984,869

	Leisure Products 0.8%
41,782	YETI Holdings, Inc.*	1,609,025

	Life Sciences Tools & Services 3.2%
53,730	Divi’s Laboratories Ltd.	3,824,001
8,882	Medpace Holdings, Inc.*	2,950,867

		6,774,868

	Managed Health Care 4.0%
89,296	HealthEquity, Inc.*	8,567,951

	Other Specialty Retail 1.5%
31,056	Five Below, Inc.*	3,259,638

	Packaged Foods & Meats 1.6%
22,868	Freshpet, Inc.*	3,386,979

	Personal Care Products 2.2%
61,456	BellRing Brands, Inc.*	4,630,095

	Pharmaceuticals 1.5%
139,387	Esperion Therapeutics, Inc.*	306,652
36,010	Intra-Cellular Therapies, Inc.*	3,007,555

		3,314,207

	Regional Banks 3.8%
733,626	AU Small Finance Bank Ltd.	4,779,446
75,324	Bank OZK	3,354,178

		8,133,624

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Research & Consulting Services 3.1%
196,558	BayCurrent, Inc.	$6,613,348

	Restaurants 0.6%
23,086	Dutch Bros, Inc., Class A*	1,209,245

	Semiconductor Materials & Equipment 2.8%
87,000	Gudeng Precision Industrial Co. Ltd.	1,291,421
23,920	Nova Ltd.*	4,711,044

		6,002,465

	Semiconductors 5.3%
38,347	ASPEED Technology, Inc.	3,881,024
17,536	LEENO Industrial, Inc.	2,239,675
25,904	Melexis NV	1,514,536
305,448	Silergy Corp.	3,749,211

		11,384,446

	Specialty Chemicals 1.2%
15,561	Balchem Corp.	2,536,365

	Systems Software 1.3%
8,674	CyberArk Software Ltd.*	2,889,743

	Trading Companies & Distributors 4.3%
64,752	Diploma PLC	3,430,377
341,500	MonotaRO Co. Ltd.	5,803,388

		9,233,765

	Transaction & Payment Processing Services 3.9%
29,000	GMO Payment Gateway, Inc.	1,461,415
67,477	Shift4 Payments, Inc., Class A*	7,002,763

		8,464,178

	Total Common Stocks (cost $144,286,106)	203,333,897

	Total Investments (cost $144,286,106) 94.5%§	203,333,897
	Other Assets less Liabilities 5.5%	11,842,569

	NET ASSETS 100.0%	$215,176,466

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 37.11%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2024, the Wasatch Global Opportunities Fund’s investments were in the following countries:

Country	%
Australia	2.6
Belgium	0.7
India	12.8
Israel	3.7
Italy	0.5
Japan	12.1
South Korea	1.1
Taiwan	7.8
United Kingdom	3.0
United States	55.7

TOTAL	100.0%

WASATCH GLOBAL SELECT FUND (WAGSX / WGGSX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.2%

	Application Software 16.2%
4,981	Descartes Systems Group, Inc.*	$566,208
596	HubSpot, Inc.*	415,275
1,096	Roper Technologies, Inc.	569,756
846	Tyler Technologies, Inc.*	487,837
3,197	Xero Ltd.*	332,689

		2,371,765

	Broadline Retail 5.3%
2,116	Dollarama, Inc.	206,499
338	MercadoLibre, Inc.*	574,749

		781,248

	Building Products 5.7%
15,614	Assa Abloy AB, Class B	461,180
5,307	Trex Co., Inc.*	366,342

		827,522

	Cargo Ground Transportation 2.8%
2,330	Old Dominion Freight Line, Inc.	411,012

	Consumer Finance 3.6%
6,581	Bajaj Finance Ltd.	523,311

	Distributors 2.9%
1,256	Pool Corp.	428,221

	Diversified Banks 4.5%
20,556	HDFC Bank Ltd.	425,104
22,597	NU Holdings Ltd., Class A*	234,105

		659,209

	Diversified Support Services 4.1%
10,343	Copart, Inc.*	593,585

	Drug Retail 2.4%
22,700	Sugi Holdings Co. Ltd.	355,654

	Electrical Components & Equipment 2.8%
48,000	WEG SA	410,007

	Electronic Components 3.3%
6,863	Amphenol Corp., Class A	476,635

	Electronic Equipment & Instruments 2.9%
12,546	Halma PLC	420,905

	Financial Exchanges & Data 3.8%
1,643	Morningstar, Inc.	553,297

	Health Care Equipment 2.0%
2,823	DiaSorin SpA	291,177

	Hotels, Resorts & Cruise Lines 2.2%
4,671	Trip.com Group Ltd., ADR*	320,711

	Industrial Machinery & Supplies & Components 3.8%
1,839	RBC Bearings, Inc.*	550,118

	Interactive Media & Services 3.7%
6,194	Scout24 SE	546,552

	IT Consulting & Other Services 2.4%
1,648	Globant SA*	353,364

WASATCH GLOBAL SELECT FUND (WAGSX / WGGSX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Life Sciences Tools & Services 2.7%
1,895	ICON PLC*	$397,400

	Managed Health Care 4.7%
7,146	HealthEquity, Inc.*	685,659

	Movies & Entertainment 1.7%
564	Spotify Technology SA*	252,322

	Research & Consulting Services 3.4%
14,880	BayCurrent, Inc.	500,649

	Semiconductors 3.3%
366	Monolithic Power Systems, Inc.	216,562
21,419	Silergy Corp.	262,907

		479,469

	Trading Companies & Distributors 3.1%
27,076	MonotaRO Co. Ltd.	460,125

	Transaction & Payment Processing Services 4.9%
3,425	Block, Inc.*	291,091
4,033	Shift4 Payments, Inc., Class A*	418,544

		709,635

	Total Common Stocks (cost $11,148,487)	14,359,552

	Total Investments (cost $11,148,487) 98.2%§	14,359,552
	Other Assets less Liabilities 1.8%	263,543

	NET ASSETS 100.0%	$14,623,095

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 31.32%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2024, the Wasatch Global Select Fund’s investments were in the following countries:

Country	%
Australia	2.3
Brazil	4.5
Canada	5.4
China	2.2
Germany	3.8
India	6.6
Ireland	2.8
Italy	2.0
Japan	9.2
Sweden	5.0
Taiwan	1.8
United Kingdom	2.9
United States	51.5

TOTAL	100.0%

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.1%

	Broadline Retail 1.9%
216,000	Alibaba Group Holding Ltd.	$2,286,005

	Consumer Staples Merchandise Retail 1.7%
26,500	Dollar General Corp.	2,009,230

	Diversified Banks 13.9%
42,000	Citigroup, Inc.	2,956,380
180,000	ING Groep NV, ADR	2,820,600
18,500	JPMorgan Chase & Co.	4,434,635
41,500	Toronto-Dominion Bank	2,209,464
162,000	United Overseas Bank Ltd.	4,302,051

		16,723,130

	Diversified Metals & Mining 2.1%
105,000	BHP Group Ltd.	2,561,449

	Electric Utilities 11.9%
52,000	Duke Energy Corp.	5,602,480
62,000	Evergy, Inc.	3,816,100
130,500	Exelon Corp.	4,912,020

		14,330,600

	Food Retail 3.4%
125,000	Koninklijke Ahold Delhaize NV	4,077,364

	Health Care Services 3.8%
30,000	Quest Diagnostics, Inc.	4,525,800

	Industrial Machinery & Supplies & Components 1.5%
45,000	Hoshizaki Corp.	1,769,358

	Industrial REITs 2.1%
1,582,900	Mapletree Industrial Trust	2,559,039

	Integrated Oil & Gas 8.3%
20,800	Chevron Corp.	3,012,672
74,000	Suncor Energy, Inc.	2,641,441
77,000	TotalEnergies SE	4,290,043

		9,944,156

	Integrated Telecommunication Services 8.5%
165,000	AT&T, Inc.	3,757,050
16,250,000	Telkom Indonesia Persero Tbk. PT	2,720,021
95,000	Verizon Communications, Inc.	3,799,050

		10,276,121

	IT Consulting & Other Services 2.8%
40,000	Amdocs Ltd.	3,405,600

	Managed Health Care 2.6%
52,500	Centene Corp.*	3,180,450

	Multi-Line Insurance 2.9%
97,000	AXA SA	3,452,192

	Other Specialized REITs 3.2%
130,000	VICI Properties, Inc.	3,797,300

	Personal Care Products 2.3%
132,700	Kenvue, Inc.	2,833,145

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Pharmaceuticals 10.2%
41,000	Johnson & Johnson	$5,929,420
48,500	Novartis AG	4,721,826
115,000	Shionogi & Co. Ltd.	1,612,893

		12,264,139

	Property & Casualty Insurance 1.8%
25,000	Axis Capital Holdings Ltd.	2,215,500

	Rail Transportation 3.5%
18,500	Union Pacific Corp.	4,218,740

	Reinsurance 2.5%
6,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,027,374

	Retail REITs 2.2%
113,000	Kimco Realty Corp.	2,647,590

	Semiconductors 0.4%
24,000	Intel Corp.	481,200

	Technology Hardware, Storage & Peripherals 2.0%
69,000	Samsung Electronics Co. Ltd.	2,462,390

	Tobacco 2.6%
44,000	KT&G Corp.	3,183,760

	Total Common Stocks (cost $99,169,806)	118,231,632

	Total Investments (cost $99,169,806) 98.1%§	118,231,632
	Other Assets less Liabilities 1.9%	2,255,158

	NET ASSETS 100.0%	$120,486,790

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 29.81%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2024, the Wasatch Global Value Fund’s investments were in the following countries:

Country	%
Australia	2.2
Canada	4.1
China	1.9
France	6.5
Germany	2.6
Indonesia	2.3
Japan	2.9
Netherlands	5.8
Singapore	5.8
South Korea	4.8
Switzerland	4.0
United States	57.1

TOTAL	100.0%

WASATCH GREATER CHINA FUND (WAGCX / WGGCX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 115.2%

	Distillers & Vintners 4.6%
6,900	Wuliangye Yibin Co. Ltd., Class A	$132,387

	Diversified Banks 2.1%
11,500	China Merchants Bank Co. Ltd., Class H	58,700

	Drug Retail 5.6%
48,717	Yifeng Pharmacy Chain Co. Ltd., Class A	161,131

	Electrical Components & Equipment 5.7%
4,440	Contemporary Amperex Technology Co. Ltd., Class A	161,841

	Electronic Components 5.4%
36,100	Shenzhen H&T Intelligent Control Co. Ltd., Class A	89,567
8,000	Sinbon Electronics Co. Ltd.	63,801

		153,368

	Electronic Equipment & Instruments 3.9%
4,200	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	111,750

	Health Care Equipment 2.3%
1,900	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	66,363

	Hotels, Resorts & Cruise Lines 4.1%
35,800	H World Group Ltd.	118,406

	Industrial Machinery & Supplies & Components 18.4%
4,100	Airtac International Group	105,312
37,350	Shenzhen Envicool Technology Co. Ltd., Class A	206,335
11,363	Shenzhen Inovance Technology Co. Ltd., Class A	91,185
9,278	Techtronic Industries Co. Ltd.	121,968

		524,800

	Interactive Media & Services 12.5%
6,700	Tencent Holdings Ltd.	357,598

	Life & Health Insurance 5.6%
10,100	AIA Group Ltd.	72,547
15,000	Ping An Insurance Group Co. of China Ltd., Class H	88,040

		160,587

	Life Sciences Tools & Services 4.0%
6,100	Hangzhou Tigermed Consulting Co. Ltd., Class A	45,641
30,687	Wuxi Biologics Cayman, Inc.*	68,772

		114,413

	Other Specialty Retail 1.3%
4,200	China Tourism Group Duty Free Corp. Ltd., Class A	38,552

	Personal Care Products 4.1%
10,037	Proya Cosmetics Co. Ltd., Class A	116,512

	Regional Banks 2.2%
18,500	Bank of Ningbo Co. Ltd., Class A	61,623

	Restaurants 10.0%
14,700	Meituan, Class B*	285,817

	Semiconductor Materials & Equipment 3.6%
6,997	Gudeng Precision Industrial Co. Ltd.	103,863

	Semiconductors 14.5%
1,814	3peak, Inc., Class A*	22,970
20,700	Silergy Corp.	254,081
41,256	Sino Wealth Electronic Ltd., Class A	138,208

		415,259

WASATCH GREATER CHINA FUND (WAGCX / WGGCX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Specialized Finance 1.0%
8,000	Chailease Holding Co. Ltd.	$27,528

	Systems Software 4.3%
34,700	Hangzhou Dptech Technologies Co. Ltd., Class A	83,163
5,000	Sangfor Technologies, Inc., Class A	39,333

		122,496

	Total Common Stocks (cost $4,897,029)	3,292,994

	Total Investments (cost $4,897,029) 115.2%§	3,292,994
	Liabilities less Other Assets (15.2%)	(435,492)

	NET ASSETS 100.0%	$2,857,502

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 112.11%. See Notes to Schedules of Investments.

At December 31, 2024, the Wasatch Greater China Fund’s investments were in the following countries:

Country	%
China	77.3
Hong Kong	5.9
Taiwan	16.8

TOTAL	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.6%

	Application Software 8.6%
71,488	Descartes Systems Group, Inc.*	$8,126,292
14,511	Planisware SA*	422,678
221,800	Rakus Co. Ltd.	2,582,147
450,232	Technology One Ltd.	8,696,855

		19,827,972

	Asset Management & Custody Banks 4.2%
306,106	JTC PLC	3,770,826
337,183	Netwealth Group Ltd.	5,982,001

		9,752,827

	Brewers 0.5%
16,300	Royal Unibrew AS	1,147,803

	Broadline Retail 2.9%
293,800	Ryohin Keikaku Co. Ltd.	6,689,226

	Building Products 2.6%
106,539	Carel Industries SpA	2,046,045
235,050	Munters Group AB	3,946,400

		5,992,445

	Commercial & Residential Mortgage Finance 0.6%
266,046	OSB Group PLC	1,347,780

	Computer & Electronics Retail 0.1%
26,847	Aditya Vision Ltd.	159,704

	Consumer Finance 2.1%
194,777	Cholamandalam Financial Holdings Ltd.	3,178,104
190,306	Five-Star Business Finance Ltd.*	1,717,187

		4,895,291

	Diversified Banks 1.6%
134,000	Rakuten Bank Ltd.*	3,740,569

	Diversified Real Estate Activities 1.2%
324,693	Patrizia SE	2,685,228

	Diversified Support Services 3.1%
391,593	Japan Elevator Service Holdings Co. Ltd.	7,185,600

	Drug Retail 2.9%
332,132	Raia Drogasil SA	1,182,221
353,000	Sugi Holdings Co. Ltd.	5,530,650

		6,712,871

	Electrical Components & Equipment 3.2%
128,969	Voltronic Power Technology Corp.	7,300,298

	Electronic Equipment & Instruments 3.9%
222,091	Halma PLC	7,450,914
85,685	Lagercrantz Group AB, Class B	1,609,533

		9,060,447

	Health Care Equipment 2.7%
59,551	DiaSorin SpA	6,142,356

	Health Care Facilities 1.8%
306,668	Max Healthcare Institute Ltd.	4,031,187

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Services 0.9%
59,038	Dr. Lal PathLabs Ltd.	$2,066,212

	Health Care Technology 1.7%
83,027	JMDC, Inc.	2,056,205
11,668	Pro Medicus Ltd.	1,802,385

		3,858,590

	Human Resource & Employment Services 2.0%
426,005	SMS Co. Ltd.	4,225,144
7,300	Visional, Inc.*	368,621

		4,593,765

	Industrial Machinery & Supplies & Components 3.3%
70,000	Airtac International Group	1,798,018
409,211	Elgi Equipments Ltd.	2,765,654
8,799	Kardex Holding AG	2,627,400
11,000	Stabilus SE	345,616

		7,536,688

	Interactive Media & Services 5.5%
130,939	Hemnet Group AB	3,976,509
154,550	Rightmove PLC	1,236,956
84,002	Scout24 SE	7,412,242

		12,625,707

	Investment Banking & Brokerage 2.2%
909,983	AJ Bell PLC	5,154,914

	IT Consulting & Other Services 9.4%
77,282	Endava PLC, ADR*	2,388,014
20,106	Globant SA*	4,311,129
105,880	Grid Dynamics Holdings, Inc.*	2,354,771
17,568	Persistent Systems Ltd.	1,320,619
31,344	Reply SpA	4,982,518
325,633	Softcat PLC	6,212,736

		21,569,787

	Life & Health Insurance 0.3%
62,607	Discovery Ltd.	646,166

	Movies & Entertainment 1.8%
48,406	CTS Eventim AG & Co. KGaA	4,092,006

	Property & Casualty Insurance 5.1%
190,057	Definity Financial Corp.	7,728,152
476,718	Qualitas Controladora SAB de CV	4,010,412

		11,738,564

	Regional Banks 2.4%
466,710	AU Small Finance Bank Ltd.	3,040,535
34,444	EQB, Inc.	2,371,507

		5,412,042

	Research & Consulting Services 3.5%
237,600	BayCurrent, Inc.	7,994,238

	Semiconductor Materials & Equipment 1.6%
17,787	Camtek Ltd.	1,436,656
120,993	Gudeng Precision Industrial Co. Ltd.	1,796,010
50,900	Japan Material Co. Ltd.	539,139

		3,771,805

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Semiconductors 5.1%
24,479	ASPEED Technology, Inc.	$2,477,471
23,995	LEENO Industrial, Inc.	3,064,610
20,771	Melexis NV	1,214,424
395,768	Silergy Corp.	4,857,840

		11,614,345

	Specialty Chemicals 0.4%
87,795	Hexpol AB	817,802

	Systems Software 1.1%
7,399	CyberArk Software Ltd.*	2,464,977

	Trading Companies & Distributors 8.8%
168,220	Diploma PLC	8,911,819
216,695	Howden Joinery Group PLC	2,146,706
543,248	MonotaRO Co. Ltd.	9,231,856

		20,290,381

	Transaction & Payment Processing Services 0.5%
21,600	GMO Payment Gateway, Inc.	1,088,502

	Total Common Stocks (cost $147,893,027)	224,008,095

	Total Investments (cost $147,893,027) 97.6%§	224,008,095
	Other Assets less Liabilities 2.4%	5,411,609

	NET ASSETS 100.0%	$229,419,704

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 72.61%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2024, the Wasatch International Growth Fund’s investments were in the following countries:

Country	%
Australia	7.4
Belgium	0.5
Brazil	0.5
Canada	8.1
Denmark	0.5
France	0.2
Germany	6.5
India	8.2
Israel	1.7
Italy	5.9
Japan	22.9
Mexico	1.8
South Africa	0.3
South Korea	1.4
Sweden	4.6
Switzerland	1.2
Taiwan	8.1
United Kingdom	17.2
United States	3.0

TOTAL	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.9%

	Alternative Carriers 2.5%
133,307	Chief Telecom, Inc.	$1,948,273

	Application Software 10.3%
17,943	Atoss Software SE	2,121,796
213,128	Bytes Technology Group PLC	1,127,560
112,376	Fortnox AB	728,710
141,218	m-up Holdings, Inc.	1,452,649
18,623	Mensch und Maschine Software SE	1,021,053
105,332	Rakus Co. Ltd.	1,226,252
29,900	Smaregi, Inc.*	498,173

		8,176,193

	Asset Management & Custody Banks 4.9%
149,179	JTC PLC	1,837,691
61,554	Prudent Corporate Advisory Services Ltd.	1,965,062
11,250	Tatton Asset Management PLC	96,733

		3,899,486

	Commercial & Residential Mortgage Finance 5.5%
87,581	Aavas Financiers Ltd.*	1,714,135
352,416	Mortgage Advice Bureau Holdings Ltd.	2,691,256

		4,405,391

	Commodity Chemicals 2.6%
155,107	Berger Paints India Ltd.	811,136
22,804	Supreme Industries Ltd.	1,249,862

		2,060,998

	Consumer Finance 1.9%
5,906	Moltiply Group SpA	222,379
77,850	Premium Group Co. Ltd.	1,269,933

		1,492,312

	Data Processing & Outsourced Services 0.6%
238,000	Infomart Corp.	456,834

	Distributors 0.0%
1,034	Supply Network Ltd.	21,081

	Diversified Support Services 10.9%
277,589	CMS Info Systems Ltd.	1,586,057
589,731	Frontken Corp. Bhd.	587,288
188,200	Japan Elevator Service Holdings Co. Ltd.	3,453,407
1,041,819	Johnson Service Group PLC	1,768,567
299,097	Prestige International, Inc.	1,287,625

		8,682,944

	Electrical Components & Equipment 3.0%
42,631	Voltronic Power Technology Corp.	2,413,130

	Electronic Equipment & Instruments 1.7%
47,060	Nayax Ltd.*	1,383,778

	Food Retail 3.3%
19,104	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,298,145
1,081,500	Sheng Siong Group Ltd.	1,299,347

		2,597,492

	Health Care Facilities 1.0%
43,530	Rainbow Children’s Medicare Ltd.	762,441

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Services 4.2%
268,508	Vijaya Diagnostic Centre Ltd.	$3,308,885

	Health Care Technology 3.7%
18,872	Pro Medicus Ltd.	2,915,204

	Heavy Electrical Equipment 1.0%
112,848	Elecon Engineering Co. Ltd.	834,420

	Human Resource & Employment Services 4.0%
3,443	Benefit Systems SA	2,413,318
79,162	SMS Co. Ltd.	785,134

		3,198,452

	Industrial Machinery & Supplies & Components 1.8%
208,236	Elgi Equipments Ltd.	1,407,363

	Interactive Media & Services 9.8%
828,815	Baltic Classifieds Group PLC	3,268,419
18,400	Bengo4.com, Inc.*	263,351
125,855	Hemnet Group AB	3,822,113
32,139	MarkLines Co. Ltd.	439,922

		7,793,805

	Investment Banking & Brokerage 3.8%
423,179	AJ Bell PLC	2,397,244
25,900	Strike Co. Ltd.	594,345

		2,991,589

	IT Consulting & Other Services 4.9%
77,079	baudroie, Inc.*	2,384,976
58,999	Grid Dynamics Holdings, Inc.*	1,312,138
12,700	Simplex Holdings, Inc.	198,967

		3,896,081

	Metal, Glass & Plastic Containers 0.7%
71,921	Mold-Tek Packaging Ltd.	558,088

	Personal Care Products 2.9%
115,294	Sarantis SA	1,297,170
152,762	Warpaint London PLC	994,462

		2,291,632

	Property & Casualty Insurance 2.5%
233,798	Qualitas Controladora SAB de CV	1,966,837

	Real Estate Services 1.1%
19,744	AZOOM Co. Ltd.	862,921

	Regional Banks 1.3%
15,135	EQB, Inc.	1,042,061

	Research & Consulting Services 2.8%
296,700	SIGMAXYZ Holdings, Inc.	1,753,628
73,000	Sporton International, Inc.	460,504

		2,214,132

	Restaurants 0.4%
14,500	Gift Holdings, Inc.	332,115

	Semiconductor Materials & Equipment 2.8%
106,424	Gudeng Precision Industrial Co. Ltd.	1,579,749
20,900	Japan Material Co. Ltd.	221,375
57,059	Materials Analysis Technology, Inc.	431,191

		2,232,315

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Semiconductors 2.7%
14,423	Elmos Semiconductor SE	$1,021,245
8,732	LEENO Industrial, Inc.	1,115,240

		2,136,485

	Trading Companies & Distributors 1.3%
143,159	Ashtead Technology Holdings PLC	1,001,844

	Total Common Stocks (cost $48,070,596)	79,284,582

	Total Investments (cost $48,070,596) 99.9%§	79,284,582
	Other Assets less Liabilities 0.1%	42,952

	NET ASSETS 100.0%	$79,327,534

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 62.01%. See Notes to Schedules of Investments.

At December 31, 2024, the Wasatch International Opportunities Fund’s investments were in the following countries:

Country	%
Australia	3.7
Canada	1.3
Germany	5.3
Greece	1.6
India	17.9
Israel	3.4
Italy	0.3
Japan	22.1
Malaysia	0.7
Mexico	2.5
Poland	3.0
Singapore	1.6
South Korea	1.4
Sweden	5.7
Taiwan	8.6
United Kingdom	19.2
United States	1.7

TOTAL	100.0%

WASATCH INTERNATIONAL SELECT FUND (WAISX / WGISX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 94.3%

	Apparel, Accessories & Luxury Goods 1.9%
29	Hermes International SCA	$69,582

	Application Software 10.6%
48	Constellation Software, Inc.	148,427
1,629	Descartes Systems Group, Inc.*	185,174
544	Xero Ltd.*	56,610

		390,211

	Asset Management & Custody Banks 3.8%
102	Partners Group Holding AG	138,546

	Automobile Manufacturers 4.6%
399	Ferrari NV	170,253

	Broadline Retail 7.8%
2,379	Dollarama, Inc.	232,165
2,377	Ryohin Keikaku Co. Ltd.	54,120

		286,285

	Building Products 3.5%
3,684	Assa Abloy AB, Class B	108,812
247	Kingspan Group PLC	17,956

		126,768

	Diversified Banks 3.1%
4,034	Rakuten Bank Ltd.*	112,608

	Diversified Real Estate Activities 2.0%
2,300	Sumitomo Realty & Development Co. Ltd.	71,527

	Drug Retail 2.5%
5,800	Sugi Holdings Co. Ltd.	90,872

	Electrical Components & Equipment 2.0%
1,154	Prysmian SpA	73,852

	Electronic Equipment & Instruments 5.1%
5,622	Halma PLC	188,612

	Health Care Equipment 3.1%
1,115	DiaSorin SpA	115,006

	Industrial Machinery & Supplies & Components 2.1%
199	VAT Group AG	75,244

	Interactive Media & Services 8.1%
959	REA Group Ltd.	137,965
1,796	Scout24 SE	158,477

		296,442

	IT Consulting & Other Services 0.8%
1,000	Obic Co. Ltd.	29,758

	Life Sciences Tools & Services 3.0%
519	ICON PLC*	108,839

	Movies & Entertainment 5.4%
445	Spotify Technology SA*	199,084

	Pharmaceuticals 1.1%
1,500	Daiichi Sankyo Co. Ltd.	41,045

	Property & Casualty Insurance 5.8%
5,230	Definity Financial Corp.	212,664

WASATCH INTERNATIONAL SELECT FUND (WAISX / WGISX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Real Estate Services 5.1%
1,026	FirstService Corp.	$185,857

	Research & Consulting Services 4.8%
2,750	BayCurrent, Inc.	92,526
500	Wolters Kluwer NV	83,072

		175,598

	Semiconductor Materials & Equipment 3.5%
140	ASM International NV	80,946
334	BE Semiconductor Industries NV	45,781

		126,727

	Trading Companies & Distributors 2.3%
5,000	MonotaRO Co. Ltd.	84,969

	Transaction & Payment Processing Services 2.3%
57	Adyen NV*	84,706

	Total Common Stocks (cost $2,870,052)	3,455,055

	Total Investments (cost $2,870,052) 94.3%§	3,455,055
	Other Assets less Liabilities 5.7%	208,061

	NET ASSETS 100.0%	$3,663,116

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 59.59%. See Notes to Schedules of Investments.

At December 31, 2024, the Wasatch International Select Fund’s investments were in the following countries:

Country	%
Australia	5.6
Canada	27.9
France	2.0
Germany	4.6
Ireland	3.7
Italy	10.4
Japan	16.7
Netherlands	8.5
Sweden	8.9
Switzerland	6.2
United Kingdom	5.5

TOTAL	100.0%

WASATCH INTERNATIONAL VALUE FUND (WAIVX / WGIVX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 96.3%

	Automobile Manufacturers 2.5%
2,800	Subaru Corp.	$49,751

	Broadline Retail 2.4%
4,400	Alibaba Group Holding Ltd.	46,567

	Construction & Engineering 2.5%
1,681	Bouygues SA	49,775

	Diversified Banks 15.9%
6,443	HSBC Holdings PLC	63,290
3,876	ING Groep NV	60,743
5,311	Nordea Bank Abp	57,853
8,600	Piraeus Financial Holdings SA	34,231
1,060	Toronto-Dominion Bank	56,435
1,500	United Overseas Bank Ltd.	39,834

		312,386

	Diversified Metals & Mining 2.4%
649	Rio Tinto Ltd.	47,061

	Diversified REITs 2.1%
5,719	Land Securities Group PLC	41,766

	Electronic Manufacturing Services 2.1%
4,350	Venture Corp. Ltd.	41,842

	Food Retail 2.9%
1,740	Koninklijke Ahold Delhaize NV	56,757

	Health Care Distributors 1.9%
2,500	Medipal Holdings Corp.	37,597

	Industrial Machinery & Supplies & Components 1.8%
900	Hoshizaki Corp.	35,387

	Industrial REITs 2.0%
24,200	Mapletree Industrial Trust	39,124

	Integrated Oil & Gas 9.0%
9,204	BP PLC	45,495
3,178	Eni SpA	43,470
1,005	Suncor Energy, Inc.	35,873
941	TotalEnergies SE	52,428

		177,266

	Integrated Telecommunication Services 7.4%
2,501	Deutsche Telekom AG	74,938
8,443	Telekom Austria AG	69,615

		144,553

	Multi-Line Insurance 3.6%
1,966	AXA SA	69,969

	Multi-Utilities 8.1%
5,021	Engie SA	79,630
6,700	National Grid PLC	79,598

		159,228

	Pharmaceuticals 10.1%
2,357	GSK PLC	39,756
592	Novartis AG	57,636
629	Sanofi SA	61,146
2,800	Shionogi & Co. Ltd.	39,270

		197,808

WASATCH INTERNATIONAL VALUE FUND (WAIVX / WGIVX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Regional Banks 2.2%
5,375	Shizuoka Financial Group, Inc.	$43,592

	Reinsurance 5.7%
96	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	48,438
440	Swiss Re AG	63,727

		112,165

	Soft Drinks & Non-Alcoholic Beverages 2.1%
1,300	Suntory Beverage & Food Ltd.	41,303

	Technology Hardware, Storage & Peripherals 1.9%
1,030	Samsung Electronics Co. Ltd.	36,757

	Tobacco 5.5%
1,843	British American Tobacco PLC	66,504
1,600	Japan Tobacco, Inc.	41,045

		107,549

	Trading Companies & Distributors 2.2%
2,500	Toyota Tsusho Corp.	44,211

	Total Common Stocks (cost $1,942,349)	1,892,414

	Total Investments (cost $1,942,349) 96.3%§	1,892,414
	Other Assets less Liabilities 3.7%	73,006

	NET ASSETS 100.0%	$1,965,420

	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 82.69%. See Notes to Schedules of Investments.

At December 31, 2024, the Wasatch International Value Fund’s investments were in the following countries:

Country	%
Australia	2.5
Austria	3.7
Canada	4.9
China	2.5
Finland	3.1
France	16.5
Germany	6.5
Greece	1.8
Italy	2.3
Japan	17.5
Netherlands	6.2
Singapore	6.4
South Korea	1.9
Switzerland	6.4
United Kingdom	17.8

TOTAL	100.0%

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 112.0%

	Apparel, Accessories & Luxury Goods 0.5%
7,109	Carter’s, Inc.	$385,237

	Application Software 14.7%
49,697	Clearwater Analytics Holdings, Inc., Class A* ††	1,367,661
11,486	Guidewire Software, Inc.* ††	1,936,310
3,184	HubSpot, Inc.* ††	2,218,516
4,174	Roper Technologies, Inc.††	2,169,854
37,300	Sprout Social, Inc., Class A* ††	1,145,483
7,413	Workday, Inc., Class A* ††	1,912,776

		10,750,600

	Asset Management & Custody Banks 2.4%
12,044	Hamilton Lane, Inc., Class A††	1,783,114

	Automotive Parts & Equipment 1.1%
20,893	XPEL, Inc.* ††	834,466

	Automotive Retail 3.3%
35,140	Monro, Inc.	871,472
43,229	Valvoline, Inc.* ††	1,564,025

		2,435,497

	Biotechnology 3.0%
178,850	C4 Therapeutics, Inc.*	643,860
95,314	MacroGenics, Inc.*	309,770
57,441	Nkarta, Inc.*	143,028
25,452	Nurix Therapeutics, Inc.* ††	479,516
279,690	Sangamo Therapeutics, Inc.*	285,284
8,133	Viking Therapeutics, Inc.* ††	327,272

		2,188,730

	Building Products 2.1%
22,815	Trex Co., Inc.* ††	1,574,919

	Consumer Finance 1.9%
113,828	EZCORP, Inc., Class A* ††	1,390,978

	Distillers & Vintners 1.4%
25,152	MGP Ingredients, Inc.††	990,234

	Distributors 2.2%
4,767	Pool Corp.††	1,625,261

	Electronic Equipment & Instruments 2.4%
11,273	Novanta, Inc.* ††	1,722,176

	Electronic Manufacturing Services 2.4%
7,948	Fabrinet*	1,747,606

	Financial Exchanges & Data 5.6%
6,865	MarketAxess Holdings, Inc.††	1,551,765
7,581	Morningstar, Inc.††	2,552,977

		4,104,742

	Health Care Equipment 1.5%
6,051	Inspire Medical Systems, Inc.* ††	1,121,734

	Health Care Facilities 4.0%
22,172	Ensign Group, Inc.††	2,945,772

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Services 3.6%
12,973	Addus HomeCare Corp.* ††	$1,626,165
39,034	Pennant Group, Inc.* ††	1,035,182

		2,661,347

	Health Care Supplies 1.4%
4,298	UFP Technologies, Inc.* ††	1,050,904

	Home Improvement Retail 2.8%
20,405	Floor & Decor Holdings, Inc., Class A* ††	2,034,379

	Homebuilding 2.1%
17,728	Champion Homes, Inc.* ††	1,561,837

	Human Resource & Employment Services 3.2%
11,817	Paylocity Holding Corp.* ††	2,357,137

	Industrial Machinery & Supplies & Components 5.8%
5,677	Kadant, Inc.††	1,958,508
7,571	RBC Bearings, Inc.* ††	2,264,789

		4,223,297

	Investment Banking & Brokerage 2.1%
20,918	Moelis & Co., Class A††	1,545,422

	IT Consulting & Other Services 3.0%
10,293	Globant SA* ††	2,207,025

	Leisure Products 1.6%
30,149	YETI Holdings, Inc.* ††	1,161,038

	Life Sciences Tools & Services 2.1%
4,677	Medpace Holdings, Inc.* ††	1,553,840

	Managed Health Care 3.9%
29,429	HealthEquity, Inc.* ††	2,823,713

	Oil & Gas Equipment & Services 2.6%
32,146	Cactus, Inc., Class A††	1,876,041

	Oil & Gas Storage & Transportation 1.7%
133,607	DHT Holdings, Inc.††	1,241,209

	Other Specialty Retail 0.9%
6,488	Five Below, Inc.*	680,980

	Packaged Foods & Meats 3.4%
54,177	Flowers Foods, Inc.††	1,119,297
9,488	Freshpet, Inc.* ††	1,405,268

		2,524,565

	Passenger Airlines 1.5%
12,723	Copa Holdings SA, Class A	1,118,097

	Personal Care Products 0.7%
33,060	Nature’s Sunshine Products, Inc.*	484,660

	Pharmaceuticals 3.8%
324,988	Esperion Therapeutics, Inc.*	714,973
24,490	Intra-Cellular Therapies, Inc.* ††	2,045,405

		2,760,378

	Property & Casualty Insurance 2.8%
22,997	Axis Capital Holdings Ltd.††	2,037,994

	Regional Banks 2.8%
46,833	Bank OZK††	2,085,474

	Research & Consulting Services 2.1%
13,184	ICF International, Inc.††	1,571,665

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Self-Storage REITs 2.5%
47,741	National Storage Affiliates Trust††	$1,809,861

	Semiconductors 1.8%
2,194	Monolithic Power Systems, Inc.††	1,298,190

	Specialty Chemicals 1.8%
11,903	Innospec, Inc.††	1,310,044

	Technology Distributors 1.3%
20,768	ScanSource, Inc.* ††	985,442

	Transaction & Payment Processing Services 2.2%
18,738	Block, Inc.* ††	1,592,543

	Total Common Stocks (cost $69,891,986)	82,158,148

	WARRANTS 0.1%

	Biotechnology 0.1%
178,571	Sangamo Therapeutics, Inc., expiring 9/26/2029* *** †	75,000

	Total Warrants (cost $36,978)	75,000

	COMMON STOCKS SOLD SHORT (43.1%)

	Advertising 0.9%
(46,465)	Thryv Holdings, Inc.*	(687,682)

	Aerospace & Defense 0.9%
(24,768)	Rocket Lab USA, Inc.*	(630,841)

	Alternative Carriers 0.8%
(283,299)	Globalstar, Inc.*	(586,429)

	Apparel Retail 0.9%
(18,519)	Revolve Group, Inc.*	(620,201)

	Application Software 6.4%
(27,870)	Asana, Inc., Class A*	(564,925)
(30,732)	Confluent, Inc., Class A*	(859,267)
(104,429)	CS Disco, Inc.*	(521,101)
(77,040)	Domo, Inc., Class B*	(545,443)
(24,377)	Informatica, Inc., Class A*	(632,096)
(5,962)	Nutanix, Inc., Class A*	(364,755)
(78,249)	Sprinklr, Inc., Class A*	(661,204)
(87,995)	Yext, Inc.*	(559,648)

		(4,708,439)

	Asset Management & Custody Banks 0.4%
(1,589)	ARES Management Corp., Class A	(281,301)

	Biotechnology 0.6%
(11,845)	CRISPR Therapeutics AG*	(466,219)

	Communications Equipment 0.6%
(1,318)	Ubiquiti, Inc.	(437,484)

	Consumer Finance 0.7%
(6,102)	Moneylion, Inc.*	(524,833)

	Electrical Components & Equipment 0.4%
(29,177)	Sunrun, Inc.*	(269,887)

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Electronic Equipment & Instruments 0.7%
(308,257)	SmartRent, Inc.*	$(539,450)

	Health Care Equipment 1.9%
(77,278)	Alphatec Holdings, Inc.*	(709,412)
(57,121)	Nevro Corp.*	(212,490)
(64,583)	Pulmonx Corp.*	(438,519)

		(1,360,421)

	Health Care Facilities 1.6%
(19,609)	Acadia Healthcare Co., Inc.*	(777,497)
(3,932)	National HealthCare Corp.	(422,926)

		(1,200,423)

	Health Care REITs 0.7%
(3,810)	Welltower, Inc.	(480,174)

	Health Care Technology 0.9%
(25,557)	Phreesia, Inc.*	(643,014)

	Heavy Electrical Equipment 0.9%
(27,988)	Bloom Energy Corp., Class A*	(621,614)

	Homebuilding 0.6%
(17,752)	Legacy Housing Corp.*	(438,119)

	Hotels, Resorts & Cruise Lines 1.5%
(3,006)	Hyatt Hotels Corp., Class A	(471,882)
(54,347)	Lindblad Expeditions Holdings, Inc.*	(644,555)

		(1,116,437)

	Human Resource & Employment Services 1.0%
(10,492)	Dayforce, Inc.*	(762,139)

	Interactive Home Entertainment 0.7%
(9,403)	ROBLOX Corp., Class A*	(544,058)

	Interactive Media & Services 1.7%
(172,699)	Angi, Inc.*	(286,681)
(133,557)	Getty Images Holdings, Inc.*	(288,483)
(271,519)	Nextdoor Holdings, Inc.*	(643,500)

		(1,218,664)

	Internet Services & Infrastructure 0.7%
(5,028)	Twilio, Inc., Class A*	(543,426)

	Leisure Facilities 0.3%
(9,321)	Life Time Group Holdings, Inc.*	(206,181)

	Life Sciences Tools & Services 0.6%
(4,158)	Revvity, Inc.	(464,074)

	Multi-Family Residential REITs 0.4%
(19,394)	Elme Communities	(296,146)

	Other Specialty Retail 0.5%
(173,254)	Leslie’s, Inc.*	(386,356)

	Packaged Foods & Meats 1.4%
(160,095)	BRC, Inc., Class A*	(507,501)
(1,823)	J.M. Smucker Co.	(200,749)
(2,031)	Lancaster Colony Corp.	(351,647)

		(1,059,897)

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Passenger Airlines 1.4%
(89,934)	Frontier Group Holdings, Inc.*	$(639,431)
(49,001)	Joby Aviation, Inc.*	(398,378)

		(1,037,809)

	Personal Care Products 1.0%
(102,542)	Coty, Inc., Class A*	(713,692)

	Real Estate Development 0.9%
(8,524)	Howard Hughes Holdings, Inc.*	(655,666)

	Real Estate Services 1.6%
(282,531)	Opendoor Technologies, Inc.*	(452,050)
(9,268)	Zillow Group, Inc., Class C*	(686,295)

		(1,138,345)

	Restaurants 1.3%
(58,608)	Portillo’s, Inc., Class A*	(550,915)
(13,206)	Sweetgreen, Inc., Class A*	(423,385)

		(974,300)

	Semiconductors 1.5%
(117,976)	indie Semiconductor, Inc., Class A*	(477,803)
(45,654)	SkyWater Technology, Inc.*	(630,025)

		(1,107,828)

	Specialty Chemicals 0.9%
(7,548)	Albemarle Corp.	(649,732)

	Technology Hardware, Storage & Peripherals 0.5%
(9,399)	IonQ, Inc.*	(392,596)

	Telecom Tower REITs 0.5%
(1,794)	SBA Communications Corp.	(365,617)

	Trading Companies & Distributors 1.3%
(21,828)	Xometry, Inc., Class A*	(931,182)

	Transaction & Payment Processing Services 2.9%
(9,488)	Affirm Holdings, Inc.*	(577,819)
(63,269)	Payoneer Global, Inc.*	(635,221)
(41,081)	Remitly Global, Inc.*	(927,198)

		(2,140,238)

	Water Utilities 0.6%
(9,141)	California Water Service Group	(414,362)

	Total Investments Sold Short (proceeds $29,615,527) (43.1%)	(31,615,276)

	Total Investments, Net of Investments Sold Short (cost $40,313,437) 69.0%	50,617,872

	Other Assets less Liabilities 31.0%	22,764,574

	NET ASSETS 100.0%	$73,382,446

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 8, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at December 31, 2024 amounted to approximately $75,000 and represented 0.10% of net assets.

††All or a portion of this security has been designated as collateral for short sales.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2024, the Wasatch Long/Short Alpha Fund’s investments, excluding securities sold short were in the following countries:

Country	%
Norway	1.5
Panama	1.4
United States	97.1

TOTAL	100.0%

WASATCH MICRO CAP FUND (WMICX / WGICX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 90.0%

	Aerospace & Defense 0.3%
85,031	TAT Technologies Ltd.*	$2,183,596

	Application Software 7.8%
78,646	Agilysys, Inc.*	10,358,465
106,127	Q2 Holdings, Inc.*	10,681,682
188,824	Red Violet, Inc.*	6,835,429
194,718	Sprout Social, Inc., Class A*	5,979,790
1,232,611	Weave Communications, Inc.*	19,623,167

		53,478,533

	Asset Management & Custody Banks 3.3%
1,844,930	GCM Grosvenor, Inc., Class A	22,637,291

	Automotive Parts & Equipment 2.6%
91,807	Patrick Industries, Inc.	7,627,326
249,775	XPEL, Inc.*	9,976,013

		17,603,339

	Biotechnology 2.6%
609,978	BriaPro Therapeutics Corp.* *** †	6,100
758,267	C4 Therapeutics, Inc.*	2,729,761
117,240	Dyne Therapeutics, Inc.*	2,762,175
376,916	Immatics NV*	2,679,873
773,757	MacroGenics, Inc.*	2,514,710
668,362	Nkarta, Inc.*	1,664,221
148,751	Nurix Therapeutics, Inc.*	2,802,469
2,339,960	Sangamo Therapeutics, Inc.*	2,386,759

		17,546,068

	Building Products 1.0%
927,187	Janus International Group, Inc.*	6,814,824

	Construction & Engineering 3.7%
112,044	Construction Partners, Inc., Class A*	9,911,412
181,404	Limbach Holdings, Inc.*	15,517,298

		25,428,710

	Consumer Finance 1.7%
946,960	EZCORP, Inc., Class A*	11,571,851

	Electronic Equipment & Instruments 3.3%
841,518	Blackline Safety Corp.*	3,998,447
196,494	Napco Security Technologies, Inc.	6,987,327
343,760	nLight, Inc.*	3,606,042
114,604	PAR Technology Corp.*	8,328,273

		22,920,089

	Electronic Manufacturing Services 2.2%
291,584	CTS Corp.	15,375,224

	Financial Exchanges & Data 1.1%
1,244,991	Open Lending Corp.*	7,432,596

	Health Care Equipment 1.9%
445,380	Artivion, Inc.*	12,733,414

	Health Care Services 6.2%
158,726	Addus HomeCare Corp.*	19,896,304
241,020	Castle Biosciences, Inc.*	6,423,183
617,704	Pennant Group, Inc.*	16,381,510

		42,700,997

WASATCH MICRO CAP FUND (WMICX / WGICX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Supplies 3.0%
349,658	OrthoPediatrics Corp.*	$8,105,073
52,265	UFP Technologies, Inc.*	12,779,315

		20,884,388

	Home Furnishing Retail 1.0%
746,962	Arhaus, Inc.	7,021,443

	Home Furnishings 0.3%
2,781,975	Purple Innovation, Inc.*	2,169,941

	Homebuilding 1.3%
346,725	Smith Douglas Homes Corp.*	8,890,029

	Industrial Machinery & Supplies & Components 5.3%
190,158	Helios Technologies, Inc.	8,488,653
423,073	Kornit Digital Ltd.*	13,094,109
77,629	Standex International Corp.	14,515,847

		36,098,609

	Insurance Brokers 1.3%
82,882	Goosehead Insurance, Inc., Class A*	8,886,608

	Internet Services & Infrastructure 0.8%
367,018	Couchbase, Inc.*	5,721,811

	Investment Banking & Brokerage 1.8%
519,082	Perella Weinberg Partners	12,374,915

	IT Consulting & Other Services 2.6%
809,511	Grid Dynamics Holdings, Inc.*	18,003,525

	Leisure Facilities 1.2%
583,447	Xponential Fitness, Inc., Class A*	7,847,362

	Leisure Products 1.2%
1,213,190	Latham Group, Inc.*	8,443,802

	Oil & Gas Equipment & Services 1.7%
1,535,238	NPK International, Inc.*	11,775,275

	Packaged Foods & Meats 5.5%
55,178	Freshpet, Inc.*	8,172,414
2,230,296	Mama’s Creations, Inc.* ‡‡	17,753,156
308,807	Vital Farms, Inc.*	11,638,936

		37,564,506

	Personal Care Products 0.9%
441,125	Nature’s Sunshine Products, Inc.*	6,466,893

	Pharmaceuticals 2.1%
145,933	Arvinas, Inc.*	2,797,536
4,211,030	Esperion Therapeutics, Inc.*	9,264,266
7,715,671	PharmaCielo Ltd.*	429,409
258,345	Phathom Pharmaceuticals, Inc.*	2,097,761

		14,588,972

	Property & Casualty Insurance 4.3%
379,255	Bowhead Specialty Holdings, Inc.*	13,471,138
138,455	HCI Group, Inc.	16,134,161

		29,605,299

	Regional Banks 3.3%
286,605	Esquire Financial Holdings, Inc.	22,785,098

WASATCH MICRO CAP FUND (WMICX / WGICX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Research & Consulting Services 1.3%
77,135	ICF International, Inc.	$9,195,263

	Restaurants 2.4%
467,609	First Watch Restaurant Group, Inc.*	8,702,203
88,662	Kura Sushi USA, Inc., Class A*	8,031,004

		16,733,207

	Semiconductor Materials & Equipment 2.5%
253,834	PDF Solutions, Inc.*	6,873,825
388,664	Veeco Instruments, Inc.*	10,416,195

		17,290,020

	Semiconductors 1.2%
37,668	SiTime Corp.*	8,080,916

	Soft Drinks & Non-Alcoholic Beverages 2.9%
542,217	Vita Coco Co., Inc.*	20,013,229

	Systems Software 1.1%
228,752	TECSYS, Inc.	7,296,448

	Technology Distributors 0.4%
22,416	Climb Global Solutions, Inc.	2,841,228

	Trading Companies & Distributors 0.8%
52,747	Transcat, Inc.*	5,577,468

	Transaction & Payment Processing Services 2.1%
1,520,770	Cantaloupe, Inc.*	14,462,523

	Total Common Stocks (cost $487,050,336)	619,045,310

	PREFERRED STOCKS 1.4%

	Textiles 1.4%
339,559	Johnnie-O Holdings, Inc., Series A Pfd.* *** †	9,840,420

	Total Preferred Stocks (cost $10,000,013)	9,840,420

	WARRANTS 0.1%

	Biotechnology 0.1%
1,556,949	Sangamo Therapeutics, Inc., expiring 9/26/2029* *** †	653,918

	Pharmaceuticals 0.0%
7,500	IM Cannabis Corp., expiring 5/7/2026* *** †	—

	Total Warrants (cost $939,374)	653,918

	Total Investments (cost $497,989,723) 91.5%	629,539,648
	Other Assets less Liabilities 8.5%	58,763,421

	NET ASSETS 100.0%	$688,303,069

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 8, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at December 31, 2024 amounted to approximately $10,500,438 and represented 1.53% of net assets.

‡‡Affiliated company (see Note 6).

See Notes to Schedules of Investments.

WASATCH MICRO CAP FUND (WMICX / WGICX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2024, the Wasatch Micro Cap Fund’s investments were in the following countries:

Country	%
Canada	1.9
Germany	0.4
Israel	2.4
United States	95.3

TOTAL	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 95.9%

	Aerospace & Defense 0.3%
42,502	TAT Technologies Ltd.*	$1,091,451

	Air Freight & Logistics 0.9%
452,000	Radiant Logistics, Inc.*	3,028,400

	Apparel Retail 1.3%
140,861	Shoe Carnival, Inc.	4,659,682

	Application Software 4.9%
220,000	Red Violet, Inc.*	7,964,000
564,275	Weave Communications, Inc.*	8,983,258

		16,947,258

	Asset Management & Custody Banks 2.1%
586,895	GCM Grosvenor, Inc., Class A	7,201,202

	Automotive Parts & Equipment 0.9%
36,210	Patrick Industries, Inc.	3,008,327

	Commercial & Residential Mortgage Finance 0.9%
401,000	Mortgage Advice Bureau Holdings Ltd.	3,062,272

	Communications Equipment 1.0%
116,672	Digi International, Inc.*	3,526,995

	Construction & Engineering 7.5%
108,000	Bowman Consulting Group Ltd.*	2,694,600
60,000	Construction Partners, Inc., Class A*	5,307,600
74,765	Granite Construction, Inc.	6,557,638
88,000	Limbach Holdings, Inc.*	7,527,520
23,000	Sterling Infrastructure, Inc.*	3,874,350

		25,961,708

	Consumer Finance 1.6%
454,000	EZCORP, Inc., Class A*	5,547,880

	Diversified Support Services 2.4%
2,233,000	Johnson Service Group PLC	3,790,688
48,142	VSE Corp.	4,578,304

		8,368,992

	Electronic Equipment & Instruments 4.3%
336,684	Arlo Technologies, Inc.*	3,767,494
418,547	Blackline Safety Corp.*	1,988,713
1,051,000	Luna Innovations, Inc.*	2,270,160
98,000	Napco Security Technologies, Inc.	3,484,880
47,635	PAR Technology Corp.*	3,461,636

		14,972,883

	Electronic Manufacturing Services 1.9%
126,000	CTS Corp.	6,643,980

	Food Distributors 1.9%
134,641	Chefs’ Warehouse, Inc.*	6,640,494

	Health Care Equipment 3.0%
1,795,794	AOTI, Inc.*	2,495,451
188,673	Inmode Ltd.*	3,150,839
285,457	Tactile Systems Technology, Inc.*	4,889,879

		10,536,169

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Services 4.5%
50,059	Addus HomeCare Corp.*	$6,274,896
168,000	Pennant Group, Inc.*	4,455,360
600,766	Viemed Healthcare, Inc.*	4,818,143

		15,548,399

	Health Care Supplies 2.5%
158,329	OrthoPediatrics Corp.*	3,670,066
21,000	UFP Technologies, Inc.*	5,134,710

		8,804,776

	Health Care Technology 1.3%
61,000	Nexus AG	4,372,529

	Home Furnishing Retail 1.0%
363,562	Arhaus, Inc.	3,417,483

	Homebuilding 3.9%
114,000	Champion Homes, Inc.*	10,043,400
391,000	Landsea Homes Corp.*	3,319,590

		13,362,990

	Industrial Machinery & Supplies & Components 4.3%
137,000	Graham Corp.*	6,092,390
10,000	Kadant, Inc.	3,449,900
28,000	Standex International Corp.	5,235,720

		14,778,010

	Internet Services & Infrastructure 2.1%
409,000	BigCommerce Holdings, Inc., Series 1*	2,503,080
299,987	Couchbase, Inc.*	4,676,797

		7,179,877

	Investment Banking & Brokerage 3.8%
263,000	JDC Group AG*	6,211,369
296,000	Perella Weinberg Partners	7,056,640

		13,268,009

	IT Consulting & Other Services 2.0%
305,838	Grid Dynamics Holdings, Inc.*	6,801,837

	Leisure Facilities 1.0%
250,721	Xponential Fitness, Inc., Class A*	3,372,197

	Leisure Products 1.1%
567,392	Latham Group, Inc.*	3,949,048

	Mortgage REITs 1.1%
272,103	Sunrise Realty Trust, Inc.	3,831,210

	Oil & Gas Equipment & Services 1.6%
705,000	NPK International, Inc.*	5,407,350

	Packaged Foods & Meats 5.0%
1,307,000	LT Foods Ltd.	6,382,323
801,044	Mama’s Creations, Inc.*	6,376,310
119,000	Vital Farms, Inc.*	4,485,110

		17,243,743

	Pharmaceuticals 2.2%
613,010	Biote Corp., Class A*	3,788,402
1,043,162	Esperion Therapeutics, Inc.*	2,294,957
105,101	Eton Pharmaceuticals, Inc.*	1,399,945

		7,483,304

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Property & Casualty Insurance 6.2%
195,817	Bowhead Specialty Holdings, Inc.*	$6,955,420
70,000	HCI Group, Inc.	8,157,100
128,000	Skyward Specialty Insurance Group, Inc.*	6,469,120

		21,581,640

	Regional Banks 6.0%
45,000	Axos Financial, Inc.*	3,143,250
78,000	Esquire Financial Holdings, Inc.	6,201,000
287,438	Finwise Bancorp*	4,593,259
145,000	First Western Financial, Inc.*	2,834,750
118,000	Third Coast Bancshares, Inc.*	4,006,100

		20,778,359

	Research & Consulting Services 1.4%
39,528	ICF International, Inc.	4,712,133

	Restaurants 0.9%
443,044	GEN Restaurant Group, Inc.* ‡‡	3,313,969

	Semiconductor Materials & Equipment 1.5%
189,758	Veeco Instruments, Inc.*	5,085,514

	Soft Drinks & Non-Alcoholic Beverages 1.6%
146,000	Vita Coco Co., Inc.*	5,388,860

	Technology Distributors 1.6%
44,500	Climb Global Solutions, Inc.	5,640,375

	Technology Hardware, Storage & Peripherals 1.4%
157,244	CPI Card Group, Inc.*	4,700,023

	Trading Companies & Distributors 2.4%
174,000	ADENTRA, Inc.	4,494,501
125,000	Karat Packaging, Inc.	3,782,500

		8,277,001

	Water Utilities 0.6%
77,787	Consolidated Water Co. Ltd.	2,013,905

	Total Common Stocks (cost $221,332,457)	331,510,234

	WARRANTS 0.0%

	Trading Companies & Distributors 0.0%
131	Greenlane Holdings, Inc., expiring 2/24/2026* *** †	—

	Total Warrants (cost $396,902)	—

	Total Investments (cost $221,729,359) 95.9%§	331,510,234
	Other Assets less Liabilities 4.1%	14,266,574

	NET ASSETS 100.0%	$345,776,808

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 8, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at December 31, 2024 amounted to approximately $0 and represented 0.00% of net assets.

‡‡Affiliated company (see Note 6).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 1.85%.

See Notes to Schedules of Investments.

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2024, the Wasatch Micro Cap Value Fund’s investments were in the following countries:

Country	%
Canada	1.9
Germany	3.2
India	1.9
Israel	1.3
United Kingdom	2.1
United States	89.6

TOTAL	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.2%

	Aerospace & Defense 1.1%
320,078	Loar Holdings, Inc.*	$23,656,965

	Application Software 10.6%
483,605	Agilysys, Inc.*	63,695,614
923,072	Alkami Technology, Inc.*	33,858,281
2,292,866	Clearwater Analytics Holdings, Inc., Class A*	63,099,672
1,402,501	nCino, Inc.*	47,095,984
702,610	Sprout Social, Inc., Class A*	21,577,153

		229,326,704

	Asset Management & Custody Banks 1.7%
648,118	StepStone Group, Inc., Class A	37,513,070

	Automotive Parts & Equipment 1.3%
685,506	XPEL, Inc.*	27,379,110

	Automotive Retail 2.1%
1,249,199	Valvoline, Inc.*	45,196,020

	Broadline Retail 4.9%
773,988	Global-e Online Ltd.*	42,205,566
586,892	Ollie’s Bargain Outlet Holdings, Inc.*	64,399,659

		106,605,225

	Building Products 5.4%
493,755	AAON, Inc.	58,105,089
1,246,005	AZEK Co., Inc.*	59,147,857

		117,252,946

	Construction & Engineering 2.9%
700,950	Construction Partners, Inc., Class A*	62,006,037

	Health Care Equipment 1.8%
162,183	Inspire Medical Systems, Inc.*	30,065,484
140,865	TransMedics Group, Inc.*	8,782,933

		38,848,417

	Health Care Facilities 3.4%
559,020	Ensign Group, Inc.	74,271,397

	Health Care Services 3.4%
437,956	Addus HomeCare Corp.*	54,897,785
675,194	Castle Biosciences, Inc.*	17,993,920

		72,891,705

	Health Care Supplies 1.8%
155,736	UFP Technologies, Inc.*	38,079,009

	Home Improvement Retail 2.1%
447,540	Floor & Decor Holdings, Inc., Class A*	44,619,738

	Homebuilding 1.2%
282,897	LGI Homes, Inc.*	25,290,992

	Human Resource & Employment Services 3.6%
394,541	Paylocity Holding Corp.*	78,699,093

	Industrial Machinery & Supplies & Components 3.7%
264,175	RBC Bearings, Inc.*	79,025,309

	Insurance Brokers 1.8%
373,398	Goosehead Insurance, Inc., Class A*	40,035,734

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	IT Consulting & Other Services 5.2%
311,211	Globant SA*	$66,729,863
2,095,846	Grid Dynamics Holdings, Inc.*	46,611,615

		113,341,478

	Leisure Products 1.5%
820,575	YETI Holdings, Inc.*	31,600,343

	Life Sciences Tools & Services 2.3%
147,667	Medpace Holdings, Inc.*	49,059,407

	Managed Health Care 3.9%
876,122	HealthEquity, Inc.*	84,063,906

	Other Specialty Retail 1.3%
277,919	Five Below, Inc.*	29,170,378

	Packaged Foods & Meats 1.7%
247,260	Freshpet, Inc.*	36,621,679

	Personal Care Products 3.7%
1,068,128	BellRing Brands, Inc.*	80,472,764

	Pharmaceuticals 2.4%
4,353,157	Esperion Therapeutics, Inc.*	9,576,945
508,372	Intra-Cellular Therapies, Inc.*	42,459,230

		52,036,175

	Regional Banks 3.0%
568,791	Pinnacle Financial Partners, Inc.	65,064,002

	Restaurants 3.5%
616,996	Dutch Bros, Inc., Class A*	32,318,250
331,127	Shake Shack, Inc., Class A*	42,980,285

		75,298,535

	Semiconductor Materials & Equipment 4.3%
261,254	Camtek Ltd.	21,101,485
364,623	Nova Ltd.*	71,812,500

		92,913,985

	Systems Software 3.5%
147,118	CyberArk Software Ltd.*	49,012,362
902,840	JFrog Ltd.*	26,552,524

		75,564,886

	Trading Companies & Distributors 3.5%
393,452	SiteOne Landscape Supply, Inc.*	51,845,170
217,581	Transcat, Inc.*	23,007,015

		74,852,185

	Transaction & Payment Processing Services 4.6%
1,569,975	Flywire Corp.*	32,372,885
637,677	Shift4 Payments, Inc., Class A*	66,178,119

		98,551,004

	Total Common Stocks (cost $1,263,492,670)	2,099,308,198

	PREFERRED STOCKS 1.3%

	Systems Software 0.5%
1,114,610	DataStax, Inc., Series E Pfd.* *** †	9,095,218

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Textiles 0.8%
611,205	Johnnie-O Holdings, Inc., Series A Pfd.* *** † ‡‡	$17,712,721

	Total Preferred Stocks (cost $25,999,989)	26,807,939

	Total Investments (cost $1,289,492,659) 98.5%	2,126,116,137
	Other Assets less Liabilities 1.5%	33,094,601

	NET ASSETS 100.0%	$2,159,210,738

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 8, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at December 31, 2024 amounted to approximately $26,807,939 and represented 1.24% of net assets.

‡‡Affiliated company (see Note 6).

See Notes to Schedules of Investments.

At December 31, 2024, the Wasatch Small Cap Growth Fund’s investments were in the following countries:

Country	%
Israel	8.7
United States	91.3

TOTAL	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.0%

	Application Software 1.4%
1,431,509	Weave Communications, Inc.*	$22,789,623

	Asset Management & Custody Banks 5.0%
711,519	Artisan Partners Asset Management, Inc., Class A	30,630,893
280,763	Cohen & Steers, Inc.	25,925,655
160,155	Hamilton Lane, Inc., Class A	23,710,948

		80,267,496

	Automotive Retail 2.5%
1,089,593	Valvoline, Inc.*	39,421,475

	Broadline Retail 2.3%
326,646	Ollie’s Bargain Outlet Holdings, Inc.*	35,842,866

	Building Products 2.9%
1,917,170	Janus International Group, Inc.*	14,091,199
284,323	UFP Industries, Inc.	32,028,986

		46,120,185

	Cargo Ground Transportation 1.3%
44,446	Saia, Inc.*	20,255,376

	Commodity Chemicals 1.4%
183,982	Hawkins, Inc.	22,569,072

	Construction & Engineering 1.8%
333,862	Granite Construction, Inc.	29,283,036

	Construction Machinery & Heavy Transportation Equipment 2.8%
288,560	Allison Transmission Holdings, Inc.	31,181,794
768,470	Wabash National Corp.	13,163,891

		44,345,685

	Distillers & Vintners 1.2%
481,650	MGP Ingredients, Inc.	18,962,560

	Education Services 2.2%
209,616	Grand Canyon Education, Inc.*	34,335,101

	Electronic Equipment & Instruments 1.4%
1,964,331	Arlo Technologies, Inc.*	21,980,864

	Electronic Manufacturing Services 4.9%
274,426	Benchmark Electronics, Inc.	12,458,940
708,793	CTS Corp.	37,374,655
125,931	Fabrinet*	27,689,708

		77,523,303

	Financial Exchanges & Data 0.6%
1,709,108	Open Lending Corp.*	10,203,375

	Health Care Facilities 2.2%
266,707	Ensign Group, Inc.	35,434,692

	Health Care Supplies 1.7%
109,239	UFP Technologies, Inc.*	26,710,028

	Homebuilding 3.4%
353,231	Champion Homes, Inc.*	31,119,651
257,687	LGI Homes, Inc.*	23,037,218

		54,156,869

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Industrial Machinery & Supplies & Components 6.3%
426,347	Helios Technologies, Inc.	$19,032,130
125,684	Kadant, Inc.	43,359,723
206,334	Standex International Corp.	38,582,395

		100,974,248

	Investment Banking & Brokerage 2.0%
437,234	Moelis & Co., Class A	32,302,848

	Leisure Products 1.7%
715,753	YETI Holdings, Inc.*	27,563,648

	Life Sciences Tools & Services 1.7%
83,163	Medpace Holdings, Inc.*	27,629,243

	Managed Health Care 2.1%
356,635	HealthEquity, Inc.*	34,219,128

	Mortgage REITs 1.7%
1,925,944	Arbor Realty Trust, Inc.	26,674,324

	Oil & Gas Equipment & Services 1.0%
264,254	Cactus, Inc., Class A	15,421,863

	Oil & Gas Exploration & Production 3.6%
1,214,381	Magnolia Oil & Gas Corp., Class A	28,392,228
502,536	Matador Resources Co.	28,272,675

		56,664,903

	Oil & Gas Storage & Transportation 1.6%
2,708,510	DHT Holdings, Inc.	25,162,058

	Other Specialty Retail 1.2%
187,486	Five Below, Inc.*	19,678,530

	Packaged Foods & Meats 1.9%
1,432,803	Flowers Foods, Inc.	29,601,710

	Property & Casualty Insurance 1.8%
327,612	Axis Capital Holdings Ltd.	29,032,975

	Regional Banks 11.6%
502,498	Axos Financial, Inc.*	35,099,485
904,240	Bank OZK	40,265,807
560,429	FB Financial Corp.	28,867,698
236,179	Hancock Whitney Corp.	12,923,715
348,409	Pinnacle Financial Partners, Inc.	39,854,506
324,231	ServisFirst Bancshares, Inc.	27,475,335

		184,486,546

	Research & Consulting Services 2.1%
276,937	ICF International, Inc.	33,013,660

	Security & Alarm Services 1.6%
278,875	Brink’s Co.	25,871,234

	Self-Storage REITs 2.7%
1,120,743	National Storage Affiliates Trust	42,487,367

	Semiconductor Materials & Equipment 4.2%
190,811	Camtek Ltd.	15,411,804
158,829	Nova Ltd.*	31,281,372
740,065	Veeco Instruments, Inc.*	19,833,742

		66,526,918

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Soft Drinks & Non-Alcoholic Beverages 2.4%
1,039,887	Vita Coco Co., Inc.*	$38,382,229

	Specialized Consumer Services 1.9%
549,804	Frontdoor, Inc.*	30,057,785

	Specialty Chemicals 1.8%
253,228	Innospec, Inc.	27,870,274

	Steel 0.9%
291,111	Commercial Metals Co.	14,439,106

	Technology Distributors 1.7%
585,466	ScanSource, Inc.*	27,780,362

	Transaction & Payment Processing Services 2.5%
384,640	Euronet Worldwide, Inc.*	39,556,378

	Total Common Stocks (cost $1,251,733,597)	1,575,598,943

	Total Investments (cost $1,251,733,597) 99.0%	1,575,598,943
	Other Assets less Liabilities 1.0%	15,196,723

	NET ASSETS 100.0%	$1,590,795,666

	*Non-income producing. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At December 31, 2024, the Wasatch Small Cap Value Fund’s investments were in the following countries:

Country	%
Israel	3.0
Norway	1.6
United States	95.4

TOTAL	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.3%

	Application Software 5.9%
407,539	nCino, Inc.*	$13,685,160
172,428	Procore Technologies, Inc.*	12,920,030
172,807	Q2 Holdings, Inc.*	17,393,024
350,122	Sprout Social, Inc., Class A*	10,752,247

		54,750,461

	Biotechnology 7.8%
3,382,885	C4 Therapeutics, Inc.*	12,178,386
187,252	Dyne Therapeutics, Inc.*	4,411,657
384,972	Exact Sciences Corp.*	21,631,577
37,849	Exagen, Inc.*	155,181
534,153	Immatics NV*	3,797,828
2,416,496	MacroGenics, Inc.*	7,853,612
1,649,370	Nkarta, Inc.*	4,106,931
392,247	Nurix Therapeutics, Inc.*	7,389,933
4,531,718	Sangamo Therapeutics, Inc.*	4,622,352
158,548	Viking Therapeutics, Inc.*	6,379,972

		72,527,429

	Broadline Retail 1.6%
131,165	Ollie’s Bargain Outlet Holdings, Inc.*	14,392,735

	Building Products 1.8%
233,983	Trex Co., Inc.*	16,151,846

	Distributors 1.7%
44,810	Pool Corp.	15,277,521

	Environmental & Facilities Services 2.6%
227,844	Casella Waste Systems, Inc., Class A*	24,108,174

	Financial Exchanges & Data 2.6%
58,501	MarketAxess Holdings, Inc.	13,223,566
1,879,778	Open Lending Corp.*	11,222,275

		24,445,841

	Footwear 2.0%
344,693	On Holding AG, Class A*	18,878,836

	Health Care Equipment 7.1%
544,382	Artivion, Inc.*	15,563,882
561,645	AtriCure, Inc.*	17,163,871
104,882	Inspire Medical Systems, Inc.*	19,443,025
38,709	PROCEPT BioRobotics Corp.*	3,116,849
166,738	TransMedics Group, Inc.*	10,396,114

		65,683,741

	Health Care Services 1.0%
332,871	Castle Biosciences, Inc.*	8,871,012

	Health Care Supplies 2.4%
7,713,340	Cerus Corp.*	11,878,544
287,887	RxSight, Inc.*	9,897,555

		21,776,099

	Home Improvement Retail 1.5%
134,973	Floor & Decor Holdings, Inc., Class A*	13,456,808

	Homebuilding 2.2%
141,743	Champion Homes, Inc.*	12,487,558
88,127	LGI Homes, Inc.*	7,878,554

		20,366,112

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Human Resource & Employment Services 2.9%
134,369	Paylocity Holding Corp.*	$26,802,584

	Industrial Machinery & Supplies & Components 1.9%
58,471	RBC Bearings, Inc.*	17,491,015

	Insurance Brokers 2.0%
175,476	Goosehead Insurance, Inc., Class A*	18,814,537

	Internet Services & Infrastructure 1.7%
1,064,472	BigCommerce Holdings, Inc., Series 1*	6,514,569
603,006	Couchbase, Inc.*	9,400,863

		15,915,432

	IT Consulting & Other Services 4.0%
433,755	Endava PLC, ADR*	13,403,029
111,587	Globant SA*	23,926,485

		37,329,514

	Managed Health Care 4.0%
389,283	HealthEquity, Inc.*	37,351,704

	Oil & Gas Exploration & Production 2.1%
427,740	Magnolia Oil & Gas Corp., Class A	10,000,561
168,655	Matador Resources Co.	9,488,531

		19,489,092

	Other Specialty Retail 2.2%
193,833	Five Below, Inc.*	20,344,712

	Packaged Foods & Meats 4.1%
253,059	Freshpet, Inc.*	37,480,568

	Personal Care Products 2.2%
267,882	BellRing Brands, Inc.*	20,182,230

	Pharmaceuticals 6.4%
267,484	Arvinas, Inc.*	5,127,668
6,675,165	Esperion Therapeutics, Inc.*	14,685,363
359,231	Intra-Cellular Therapies, Inc.*	30,002,973
1,200,871	Phathom Pharmaceuticals, Inc.*	9,751,073

		59,567,077

	Regional Banks 1.9%
402,562	Bank OZK	17,926,086

	Semiconductor Materials & Equipment 9.2%
61,318	BE Semiconductor Industries NV	8,404,744
86,284	Camtek Ltd.	6,969,159
390,297	Kulicke & Soffa Industries, Inc.	18,211,258
87,199	Nova Ltd.*	17,173,843
862,250	PDF Solutions, Inc.*	23,349,730
397,019	Veeco Instruments, Inc.*	10,640,109

		84,748,843

	Semiconductors 2.0%
149,240	Power Integrations, Inc.	9,208,108
44,872	SiTime Corp.*	9,626,390

		18,834,498

	Specialty Chemicals 1.7%
93,801	Balchem Corp.	15,289,094

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Systems Software 6.2%
62,998	CyberArk Software Ltd.*	$20,987,784
584,520	JFrog Ltd.*	17,190,733
81,769	Monday.com Ltd.*	19,251,693

		57,430,210

	Transaction & Payment Processing Services 3.6%
324,481	Shift4 Payments, Inc., Class A*	33,674,638

	Total Common Stocks (cost $714,558,806)	909,358,449

	PREFERRED STOCKS 1.6%

	Textiles 1.6%
509,338	Johnnie-O Holdings, Inc., Series A Pfd.* *** † ‡‡	14,760,615

	Total Preferred Stocks (cost $15,000,004)	14,760,615

	WARRANTS 0.1%

	Biotechnology 0.1%
3,026,385	Sangamo Therapeutics, Inc., expiring 9/26/2029* *** †	1,271,082

	Total Warrants (cost $626,686)	1,271,082

	Total Investments (cost $730,185,496) 100.0%§	925,390,146
	Other Assets less Liabilities 0.0%	235,873

	NET ASSETS 100.0%	$925,626,019

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 8, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at December 31, 2024 amounted to approximately $16,031,697 and represented 1.73% of net assets.

‡‡Affiliated company (see Note 6).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 0.91%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2024, the Wasatch Ultra Growth Fund’s investments were in the following countries:

Country	%
Germany	0.4
Israel	7.0
Netherlands	0.9
Switzerland	2.0
United Kingdom	1.5
United States	88.2

TOTAL	100.0%

WASATCH U.S. SELECT FUND (WAUSX / WGUSX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.4%

	Aerospace & Defense 3.4%
5,063	HEICO Corp., Class A	$942,123

	Application Software 23.6%
2,744	ANSYS, Inc.*	925,634
25,967	Clearwater Analytics Holdings, Inc., Class A*	714,612
4,175	Guidewire Software, Inc.*	703,821
1,079	HubSpot, Inc.*	751,815
8,268	Procore Technologies, Inc.*	619,521
1,964	Roper Technologies, Inc.	1,020,985
1,072	Tyler Technologies, Inc.*	618,158
4,397	Workday, Inc., Class A*	1,134,558

		6,489,104

	Asset Management & Custody Banks 2.7%
4,947	Hamilton Lane, Inc., Class A	732,403

	Automotive Retail 2.3%
17,720	Valvoline, Inc.*	641,110

	Building Products 2.1%
8,216	Trex Co., Inc.*	567,150

	Cargo Ground Transportation 2.6%
4,053	Old Dominion Freight Line, Inc.	714,949

	Distributors 2.6%
2,136	Pool Corp.	728,248

	Diversified Support Services 3.9%
18,785	Copart, Inc.*	1,078,071

	Electrical Components & Equipment 3.9%
5,891	AMETEK, Inc.	1,061,912

	Electronic Components 2.7%
10,587	Amphenol Corp., Class A	735,267

	Electronic Equipment & Instruments 2.3%
4,226	Novanta, Inc.*	645,606

	Electronic Manufacturing Services 2.3%
2,925	Fabrinet*	643,149

	Financial Exchanges & Data 5.9%
2,562	MarketAxess Holdings, Inc.	579,114
3,133	Morningstar, Inc.	1,055,069

		1,634,183

	Health Care Equipment 1.4%
2,094	Inspire Medical Systems, Inc.*	388,186

	Health Care Facilities 3.4%
6,970	Ensign Group, Inc.	926,034

	Home Improvement Retail 2.1%
5,728	Floor & Decor Holdings, Inc., Class A*	571,082

	Human Resource & Employment Services 3.0%
4,147	Paylocity Holding Corp.*	827,202

	Industrial Machinery & Supplies & Components 3.2%
2,934	RBC Bearings, Inc.*	877,677

	IT Consulting & Other Services 2.4%
3,119	Globant SA*	668,776

WASATCH U.S. SELECT FUND (WAUSX / WGUSX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Life Sciences Tools & Services 4.2%
2,820	ICON PLC*	$591,382
1,680	Medpace Holdings, Inc.*	558,147

		1,149,529

	Managed Health Care 4.5%
12,986	HealthEquity, Inc.*	1,246,007

	Personal Care Products 3.6%
13,123	BellRing Brands, Inc.*	988,687

	Semiconductor Materials & Equipment 2.8%
3,840	Nova Ltd.*	756,288

	Semiconductors 1.9%
868	Monolithic Power Systems, Inc.	513,596

	Transaction & Payment Processing Services 6.6%
7,870	Block, Inc.*	668,871
11,051	Shift4 Payments, Inc., Class A*	1,146,873

		1,815,744

	Total Common Stocks (cost $22,978,953)	27,342,083

	Total Investments (cost $22,978,953) 99.4%	27,342,083
	Other Assets less Liabilities 0.6%	161,160

	NET ASSETS 100.0%	$27,503,243

	*Non-income producing. See Notes to Schedules of Investments.

At December 31, 2024, the Wasatch U.S. Select Fund’s investments were in the following countries:

Country	%
Ireland	2.1
Israel	2.8
United States	95.1

TOTAL	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX)	DECEMBER 31, 2024 (UNAUDITED)

Schedule of Investments

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 99.1%
$55,300,000	U.S. Treasury Bond, 1.25%, 5/15/50	$26,267,500
47,700,000	U.S. Treasury Bond, 1.375%, 8/15/50	23,304,059
50,000,000	U.S. Treasury Bond, 1.875%, 11/15/51	27,628,906
160,000,000	U.S. Treasury STRIPS Principal, 0.00%, 8/15/47	53,112,869
33,700,000	U.S. Treasury STRIPS Principal, 2.00%, 8/15/51	9,390,249
35,200,000	U.S. Treasury STRIPS Principal, 3.625%, 5/15/53	9,307,187

	Total U.S. Government Obligations (cost $189,399,664)	149,010,770

	Total Investments (cost $189,399,664) 99.1%	149,010,770
	Other Assets less Liabilities 0.9%	1,344,198

	NET ASSETS 100.0%	$150,354,968

	See Notes to Schedules of Investments.

WASATCH FUNDS – Notes to Schedule of Investments	DECEMBER 31, 2024 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 20 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Global Opportunities Fund, Global Select Fund, Global Value Fund, International Growth Fund, International Opportunities Fund, International Value Fund, Long/Short Alpha Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Ultra Growth Fund and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each classified as a diversified fund. The Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Greater China Fund, International Select Fund and U.S. Select Fund are each classified as a non-diversified fund. Each Fund maintains its own investment objective(s). The investment objective(s) adopted by each Fund are included in each Fund’s summary description in the Fund’s statutory prospectus and each Fund’s summary prospectus.

On November 9, 2011, the Trust redesignated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently 20 funds offer Institutional Class shares: Core Growth Fund, Global Value Fund and Small Cap Value Fund, which commenced operations on January 31, 2012; Emerging Markets Select Fund, which commenced operations on December 13, 2012; Emerging India Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, International Growth Fund, International Opportunities Fund and Small Cap Growth Fund, which commenced operations on February 1, 2016; Global Select Fund and International Select Fund, which commenced operations on October 1, 2019; Micro Cap Fund, Micro Cap Value Fund and Ultra Growth Fund, which commenced operations on January 31, 2020; Greater China Fund, which commenced operations on November 30, 2020; Long/Short Alpha Fund, which commenced operations on October 1, 2021; U.S. Select Fund, which commenced operations on June 13, 2022; and International Value Fund, which commenced operations on November 29, 2024. Each class of shares for each Fund has identical rights and privileges except with respect to purchase minimums, distribution and service charges, shareholder services, voting rights on matters affecting a single class of shares, and the exchange and conversion features. The Funds have entered into an investment advisory agreement with Wasatch Advisors LP, d/b/a Wasatch Global Investors, as investment advisor (the “Advisor” or “Wasatch”).

The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, Global Select, Global Value, Greater China, International Growth, International Opportunities, International Select, International Value, Long/Short Alpha, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Ultra Growth and U.S. Select Funds are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at December 31, 2024. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Funds are investment companies and accordingly they follow the investment company accounting and reporting guidance in accordance with the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Valuation of Securities – All investments in securities are recorded at their estimated fair value as described in Note 8.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2024 (UNAUDITED)

SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received include return of capital or capital gain distributions, such distributions are recorded as a reduction to cost of the related security or as a realized gain or loss.

For financial reporting purposes, estimates on all real estate investment trust (REIT) rates are based on prior year average rates made public by the REITs. To obtain these rates Wasatch utilizes a service through Wall Street Concepts, which gathers and disseminates the information. Prior to filing tax returns, REIT rates are trued up for actual rates. The differences between the actual versus the trued-up rates are captured in the next fiscal year’s financial reporting process.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

Short Sales – The Equity Funds, (the Long/Short Alpha Fund in particular) may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed) in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the lender for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Participation Notes – Certain Funds may invest in Participation Notes (P-Notes). P-Notes are promissory notes designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a fund to gain exposure to common stocks in markets in which the fund is currently not approved to directly invest, or in markets that prohibit direct investment by foreign purchasers. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from P-Notes is recorded as dividend income in the Statements of Operations. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Risks associated with P-Notes include the possible failure of a counterparty (i.e., the issuing bank or broker-dealer) to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem the notes before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. These contracts may involve market risk in excess of the

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2024 (UNAUDITED)

FINANCIAL DERIVATIVE INSTRUMENTS (continued)

unrealized gain or loss reflected in the Schedule of Investments. In addition, a fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts. None of the Funds entered into foreign currency contracts transactions during the period ended December 31, 2024.

5. FEDERAL INCOME TAX INFORMATION

As of December 31, 2024, the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund
Cost	$3,368,424,047	$426,481,032	$340,807,191	$189,721,857	$28,978,838

Gross appreciation	$1,566,989,322	$203,796,126	$73,787,900	$122,415,235	$9,264,752
Gross (depreciation)	(189,222,104)	(2,645,004)	(20,654,867)	(12,774,917)	(2,242,913)

Net appreciation	$1,377,767,218	$201,151,122	$53,133,033	$109,640,318	$7,021,839

	Global Opportunities Fund	Global Select Fund	Global Value Fund	Greater China Fund	International Growth Fund
Cost	$145,073,050	$11,293,793	$100,260,390	$4,931,338	$150,638,630

Gross appreciation	$72,818,577	$3,524,248	$21,996,965	$172,678	$77,358,387
Gross (depreciation)	(14,557,730)	(458,489)	(4,025,723)	(1,811,022)	(3,988,922)

Net appreciation (depreciation)	$58,260,847	$3,065,759	$17,971,242	$(1,638,344)	$73,369,465

	International Opportunities Fund	International Select Fund	International Value Fund	Long/Short Alpha Fund	Micro Cap Fund
Cost	$49,255,026	$2,877,829	$1,942,349	$40,765,192	$506,607,643

Gross appreciation	$32,979,493	$742,828	$16,016	$19,061,317	$165,952,034
Gross (depreciation)	(2,949,937)	(165,602)	(65,951)	(9,208,637)	(43,020,029)

Net appreciation (depreciation)	$30,029,556	$577,226	$(49,935)	$9,852,680	$122,932,005

	Micro Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Ultra Growth Fund	U.S. Select Fund
Cost	$222,208,910	$1,295,981,950	$1,258,925,599	$741,842,024	$23,147,240

Gross appreciation	$119,000,208	$925,097,919	$378,822,426	$306,293,977	$4,501,023
Gross (depreciation)	(9,698,884)	(94,963,732)	(62,149,082)	(122,745,855)	(306,180)

Net appreciation	$109,301,324	$830,134,187	$316,673,344	$183,548,122	$4,194,843

	U.S. Treasury Fund
Cost	$189,399,664

Gross appreciation	$—
Gross (depreciation)	(40,388,894)

Net depreciation	$(40,388,894)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax deferral of losses on wash sales.

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2024 (UNAUDITED)

6. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended December 31, 2024 with an “affiliated company” as so defined:

	Value, Beginning Of the Period	Purchases At Cost	Proceeds From Sales	Value, End Of the Period	Dividends Credited to Income for the Period ended 12/31/2024	Gain (Loss) Realized on Sale of Shares For the Period ended 12/31/2024	Change in Unrealized Appreciation (Depreciation) For the Period ended 12/31/2024
Core Growth Fund
Common Stock
Arhaus Inc.	$53,777,392	$—	$654,861	$40,442,776	$—	$(359,487)	$(12,320,268)

Micro Cap Fund
Common Stock
Mama’s Creations Inc.	$15,589,420	$755,648	$—	$17,753,156	$—	$—	$1,408,088

Micro Cap Value Fund
Common Stock
GEN Restaurant Group, Inc.	$3,092,771	$632,209	$—	$3,313,969	$—	$—	$(411,011)

Small Cap Growth Fund
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	$16,698,121	$—	$—	$17,712,721	$—	$—	$1,014,600

Ultra Growth Fund
Common Stock
Sangamo Therapeutics Inc.*	$9,504,446	$—	$11,977,984	$4,622,352	$—	$(28,274,642)	$35,370,532
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	13,915,114	—	—	14,760,615	—	—	845,501
Warrants
Sangamo Therapeutics, Inc., expiring 9/26/2029*	938,180	—	—	1,271,082	—	—	332,902

	$24,357,740	$—	$11,977,984	$20,654,049	$—	$(28,274,642)	$36,548,935

	Share Activity				Dividends Credited to Income for the Period ended 12/31/2024	Gain (Loss) Realized on Sale of Shares For the Period ended 12/31/2024	Change in Unrealized Appreciation (Depreciation) For the Period ended 12/31/2024
	Balance 9/30/2024	Purchases/ Additions	Sales/ Reductions	Balance 12/31/2024
Core Growth Fund
Common Stock
Arhaus Inc.	4,368,594	—	66,171	4,302,423	$—	$(359,487)	$(12,320,268)

Micro Cap Fund
Common Stock
Mama’s Creations Inc.	2,135,537	94,759	—	2,230,296	$—	$—	$1,408,088

Micro Cap Value Fund
Common Stock
GEN Restaurant Group, Inc.	366,442	76,602	—	443,044	$—	$—	$(411,011)

Small Cap Growth Fund
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	611,205	—	—	611,205	$—	$—	$1,014,600

Ultra Growth Fund
Common Stock
Sangamo Therapeutics Inc.*	10,973,844	—	6,442,126	4,531,718	$—	$(28,274,642)	$35,370,532
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	509,338	—	—	509,338	—	—	845,501
Warrants
Sangamo Therapeutics, Inc., expiring 9/26/2029*	3,026,385	—	—	3,026,385	—	—	332,902

	14,509,567	—	6,442,126	8,067,441	$—	$(28,274,642)	$36,548,935

*

This security was deemed to no longer meet the criteria of an affiliated company at the reporting date. For financial statement purposes, the total amount of the gain (loss) realized on sale of shares and the total change in unrealized appreciation for the period ended September 30, 2024 is included in the Statements of Operations even though the security was not deemed an affiliated company as of the end of the year.

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2024 (UNAUDITED)

7. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At December 31, 2024, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Cost	Fair Value	Value as a Percent Of Net Assets
Long/Short Alpha Fund
Sangamo Therapeutics, Inc., expiring 9/26/2029	Warrants	3/22/2024	$36,977	$75,000	0.10%

Micro Cap Fund
BriaPro Therapeutics Corp.	Common Stocks	9/5/2023	$29	$6,100	0.00%
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	10,000,013	9,840,420	1.43%
IM Cannabis Corp., expiring 5/7/2026	Warrants	5/5/2021	616,971	0	0.00%
Sangamo Therapeutics, Inc., expiring 9/26/2029	Warrants	3/22/2024	322,404	653,918	0.10%
			$10,939,417	$10,500,438	1.53%

Micro Cap Value Fund
Greenlane Holdings, Inc., expiring 2/24/2026	Warrants	2/22/2021	$396,902	$0	0.00%

Small Cap Growth Fund
DataStax, Inc., Series E Pfd.	Preferred Stock	8/12/2014	$8,000,002	$9,095,218	0.42%
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	17,999,987	17,712,721	0.82%
			$25,999,989	$26,807,939	1.24%

Ultra Growth Fund
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	$15,000,004	$14,760,615	1.59%
Sangamo Therapeutics, Inc., expiring 9/26/2029	Warrants	3/22/2024	626,686	1,271,082	0.14%
			$15,626,690	$16,031,697	1.73%

8. FAIR VALUE MEASUREMENTS AND INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds use various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, represent the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2024 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Advisor as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. The Advisor may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments.

Equity Securities (common and preferred stock) – Securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities and listed warrants are valued using a commercial pricing service at the official close price or last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) system, such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no official close or sales on the primary exchange or market on a day, then the security shall be valued at the mean of the last bid and ask price on the primary exchange or market as provided by a pricing service. If the mean cannot be calculated or there is no trade activity on a day, then the security shall be valued at the previous trading day’s price as provided by a pricing service. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Additionally, a Fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange-traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges, and the securities are categorized in Level 2 of the fair value hierarchy. These valuation procedures apply equally to long or short equity positions in a Fund.

Participation Notes – Investments are valued at the market price of the underlying security. Counterparty risk is regularly reviewed and considered for valuation. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2024 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Corporate Debt Securities – Investments are valued at current market value by a pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data (including market research publications). Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Short-Term Notes – Investments maturing in 60 days or less at the time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Asset-Backed Securities – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data (including market research publications), new issue data, monthly payment information, and collateral performance. Although most asset-backed securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

U.S. Government Issuers – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data (including market research publications). Although most U.S. government securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service. Forward foreign currency contracts are valued at the market rate provided by the pricing service and categorized as Level 2.

Restricted Securities – If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, a stated NAV for the partnership, if applicable, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on days the NYSE is closed, which could result in differences between the value of a Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2024 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2024
	Core Growth Fund
Assets
	Common Stocks	$4,746,191,265	$—	$—	$4,746,191,265

		$4,746,191,265	$—	$—	$4,746,191,265

	Emerging India Fund
Assets
	Common Stocks
	Apparel Retail	$—	$25,245,817	$—	$25,245,817
	Automotive Parts & Equipment	—	11,537,260	—	11,537,260
	Commodity Chemicals	—	16,479,252	—	16,479,252
	Construction Machinery & Heavy Transportation Equipment	—	7,763,630	—	7,763,630
	Consumer Finance	—	150,210,145	—	150,210,145
	Diversified Banks	—	58,551,925	—	58,551,925
	Diversified Chemicals	—	5,209,135	—	5,209,135
	Diversified Support Services	—	24,481,567	—	24,481,567
	Electrical Components & Equipment	—	5,542,163	—	5,542,163
	Food Retail	—	9,646,167	—	9,646,167
	Health Care Facilities	11,481,205	43,897,350	—	55,378,555
	Health Care Services	—	54,891,387	—	54,891,387
	Heavy Electrical Equipment	—	3,664,436	—	3,664,436
	Industrial Machinery & Supplies & Components	—	29,283,953	—	29,283,953
	Interactive Media & Services	—	15,794,638	—	15,794,638
	IT Consulting & Other Services	—	21,560,639	—	21,560,639
	Life Sciences Tools & Services	—	55,789,560	—	55,789,560
	Metal, Glass & Plastic Containers	—	1,308,486	—	1,308,486
	Regional Banks	—	29,383,391	—	29,383,391
	Research & Consulting Services	—	6,121,388	—	6,121,388
	Specialty Chemicals	—	17,126,540	—	17,126,540
	Other	22,662,120	—	—	22,662,120

		$34,143,325	$593,488,829	$—	$627,632,154

	Emerging Markets Select Fund
Assets
	Common Stocks
	Apparel Retail	$—	$11,924,300	$—	$11,924,300
	Consumer Finance	—	45,754,320	—	45,754,320
	Diversified Banks	11,388,769	12,720,168	—	24,108,937
	Drug Retail	—	7,169,754	—	7,169,754
	Electrical Components & Equipment	18,570,759	21,663,152	—	40,233,911
	Electronic Equipment & Instruments	—	5,776,030	—	5,776,030
	Health Care Facilities	—	16,619,558	—	16,619,558
	Health Care Services	—	5,964,675	—	5,964,675
	Industrial Machinery & Supplies & Components	—	19,154,811	—	19,154,811
	Interactive Media & Services	—	10,477,085	—	10,477,085
	Life Sciences Tools & Services	—	22,291,654	—	22,291,654
	Regional Banks	—	8,819,010	—	8,819,010
	Restaurants	—	13,320,645	—	13,320,645
	Semiconductor Materials & Equipment	—	8,065,070	—	8,065,070
	Semiconductors	—	42,782,673	—	42,782,673
	Specialty Chemicals	—	3,887,182	—	3,887,182
	Other	107,590,609	—	—	107,590,609

		$137,550,137	$256,390,087	$—	$393,940,224

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2024 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2024
	Emerging Markets Small Cap Fund
Assets
	Common Stocks
	Apparel Retail	$—	$7,823,999	$—	$7,823,999
	Automotive Retail	—	3,617,343	—	3,617,343
	Commercial & Residential Mortgage Finance	—	3,731,752	—	3,731,752
	Commodity Chemicals	—	2,245,746	—	2,245,746
	Communications Equipment	—	3,737,101	—	3,737,101
	Computer & Electronics Retail	—	360,043	—	360,043
	Construction Machinery & Heavy Transportation Equipment	—	3,920,907	—	3,920,907
	Consumer Finance	—	19,574,959	—	19,574,959
	Diversified Support Services	—	11,864,632	—	11,864,632
	Drug Retail	6,122,912	7,091,465	—	13,214,377
	Electrical Components & Equipment	—	19,407,780	—	19,407,780
	Electronic Components	—	3,069,249	—	3,069,249
	Electronic Equipment & Instruments	—	8,142,543	—	8,142,543
	Health Care Services	—	11,685,422	—	11,685,422
	Heavy Electrical Equipment	—	2,587,050	—	2,587,050
	Home Improvement Retail	—	1,591,663	—	1,591,663
	Industrial Machinery & Supplies & Components	—	16,391,560	—	16,391,560
	Interactive Media & Services	13,472,622	4,299,878	—	17,772,500
	IT Consulting & Other Services	20,578,316	20,666,879	—	41,245,195
	Life & Health Insurance	1,988,824	3,426,119	—	5,414,943
	Personal Care Products	—	5,631,725	—	5,631,725
	Regional Banks	—	10,782,507	—	10,782,507
	Research & Consulting Services	—	810,843	—	810,843
	Semiconductor Materials & Equipment	—	8,243,004	—	8,243,004
	Semiconductors	—	30,498,735	—	30,498,735
	Specialized Finance	—	1,295,447	—	1,295,447
	Other	44,701,150	—	—	44,701,150

		$86,863,824	$212,498,351	$—	$299,362,175

	Frontier Emerging Small Countries Fund
	Assets
	Common Stocks
	Automotive Retail	$—	$739,330	$—	$739,330
	Consumer Finance	—	4,924,529	—	4,924,529
	Diversified Banks	3,220,718	1,881,303	—	5,102,021
	Diversified Support Services	—	1,101,220	—	1,101,220
	IT Consulting & Other Services	2,551,924	3,969,573	—	6,521,497
	Life & Health Insurance	1,261,912	612,489	—	1,874,401
	Semiconductors	—	552,351	—	552,351
	Other	14,197,283	—	—	14,197,283
	Exchange-Traded Funds	—	988,045	—	988,045

		$21,231,837	$14,768,840	$—	$36,000,677

	Global Opportunities Fund
	Assets
	Common Stocks
	Application Software	$11,894,637	$5,361,663	$—	$17,256,300
	Asset Management & Custody Banks	3,047,757	1,908,731	—	4,956,488
	Consumer Finance	—	4,800,499	—	4,800,499
	Diversified Support Services	—	2,682,721	—	2,682,721
	Drug Retail	—	2,826,428	—	2,826,428
	Electrical Components & Equipment	—	6,899,930	—	6,899,930
	Health Care Equipment	3,011,313	1,060,325	—	4,071,638
	Health Care Facilities	5,164,268	4,597,834	—	9,762,102
	Health Care Services	—	2,444,366	—	2,444,366
	Health Care Technology	—	1,189,982	—	1,189,982
	Human Resource & Employment Services	4,417,263	1,960,801	—	6,378,064

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2024 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2024
	Industrial Machinery & Supplies & Components	$9,648,885	$1,594,763	$—	$11,243,648
	IT Consulting & Other Services	9,057,366	3,927,503	—	12,984,869
	Life Sciences Tools & Services	2,950,867	3,824,001	—	6,774,868
	Regional Banks	3,354,178	4,779,446	—	8,133,624
	Research & Consulting Services	—	6,613,348	—	6,613,348
	Semiconductor Materials & Equipment	4,711,044	1,291,421	—	6,002,465
	Semiconductors	—	11,384,446	—	11,384,446
	Trading Companies & Distributors	—	9,233,765	—	9,233,765
	Transaction & Payment Processing Services	7,002,763	1,461,415	—	8,464,178
	Other	59,230,168	—	—	59,230,168

		$123,490,509	$79,843,388	$—	$203,333,897

	Global Select Fund
	Assets
	Common Stocks
	Application Software	$2,039,076	$332,689	$—	$2,371,765
	Building Products	366,342	461,180	—	827,522
	Consumer Finance	—	523,311	—	523,311
	Diversified Banks	234,105	425,104	—	659,209
	Drug Retail	—	355,654	—	355,654
	Electronic Equipment & Instruments	—	420,905	—	420,905
	Health Care Equipment	—	291,177	—	291,177
	Interactive Media & Services	—	546,552	—	546,552
	Research & Consulting Services	—	500,649	—	500,649
	Semiconductors	216,562	262,907	—	479,469
	Trading Companies & Distributors	—	460,125	—	460,125
	Other	6,923,214	—	—	6,923,214

		$9,779,299	$4,580,253	$—	$14,359,552

	Global Value Fund
	Assets
	Common Stocks
	Broadline Retail	$—	$2,286,005	$—	$2,286,005
	Diversified Banks	12,421,079	4,302,051	—	16,723,130
	Diversified Metals & Mining	—	2,561,449	—	2,561,449
	Industrial Machinery & Supplies & Components	—	1,769,358	—	1,769,358
	Industrial REITs	—	2,559,039	—	2,559,039
	Integrated Oil & Gas	5,654,113	4,290,043	—	9,944,156
	Integrated Telecommunication Services	7,556,100	2,720,021	—	10,276,121
	Multi-Line Insurance	—	3,452,192	—	3,452,192
	Pharmaceuticals	5,929,420	6,334,719	—	12,264,139
	Technology Hardware, Storage & Peripherals	—	2,462,390	—	2,462,390
	Tobacco	—	3,183,760	—	3,183,760
	Other	50,749,893	—	—	50,749,893

		$82,310,605	$35,921,027	$—	$118,231,632

	Greater China Fund
	Assets
	Common Stocks
	Distillers & Vintners	$—	$132,387	$—	$132,387
	Diversified Banks	—	58,700	—	58,700
	Drug Retail	—	161,131	—	161,131
	Electrical Components & Equipment	—	161,841	—	161,841
	Electronic Components	89,567	63,801	—	153,368
	Electronic Equipment & Instruments	—	111,750	—	111,750
	Health Care Equipment	—	66,363	—	66,363
	Hotels, Resorts & Cruise Lines	—	118,406	—	118,406
	Industrial Machinery & Supplies & Components	—	524,800	—	524,800
	Interactive Media & Services	—	357,598	—	357,598

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2024 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2024
	Life & Health Insurance	$—	$160,587	$—	$160,587
	Life Sciences Tools & Services	—	114,413	—	114,413
	Other Specialty Retail	—	38,552	—	38,552
	Personal Care Products	—	116,512	—	116,512
	Regional Banks	—	61,623	—	61,623
	Restaurants	—	285,817	—	285,817
	Semiconductor Materials & Equipment	—	103,863	—	103,863
	Semiconductors	—	415,259	—	415,259
	Specialized Finance	—	27,528	—	27,528
	Systems Software	—	122,496	—	122,496

		$89,567	$3,203,427	$—	$3,292,994

	International Growth Fund
	Assets
	Common Stocks
	Application Software	$8,548,970	$11,279,002	$—	$19,827,972
	Asset Management & Custody Banks	3,770,826	5,982,001	—	9,752,827
	Brewers	—	1,147,803	—	1,147,803
	Broadline Retail	—	6,689,226	—	6,689,226
	Building Products	2,046,045	3,946,400	—	5,992,445
	Commercial & Residential Mortgage Finance	—	1,347,780	—	1,347,780
	Computer & Electronics Retail	—	159,704	—	159,704
	Consumer Finance	—	4,895,291	—	4,895,291
	Diversified Banks	—	3,740,569	—	3,740,569
	Diversified Real Estate Activities	—	2,685,228	—	2,685,228
	Diversified Support Services	—	7,185,600	—	7,185,600
	Drug Retail	—	6,712,871	—	6,712,871
	Electrical Components & Equipment	—	7,300,298	—	7,300,298
	Electronic Equipment & Instruments	—	9,060,447	—	9,060,447
	Health Care Equipment	—	6,142,356	—	6,142,356
	Health Care Facilities	—	4,031,187	—	4,031,187
	Health Care Services	—	2,066,212	—	2,066,212
	Health Care Technology	—	3,858,590	—	3,858,590
	Human Resource & Employment Services	—	4,593,765	—	4,593,765
	Industrial Machinery & Supplies & Components	—	7,536,688	—	7,536,688
	Interactive Media & Services	3,976,509	8,649,198	—	12,625,707
	IT Consulting & Other Services	15,266,650	6,303,137	—	21,569,787
	Movies & Entertainment	—	4,092,006	—	4,092,006
	Regional Banks	2,371,507	3,040,535	—	5,412,042
	Research & Consulting Services	—	7,994,238	—	7,994,238
	Semiconductor Materials & Equipment	1,436,656	2,335,149	—	3,771,805
	Semiconductors	—	11,614,345	—	11,614,345
	Specialty Chemicals	—	817,802	—	817,802
	Trading Companies & Distributors	—	20,290,381	—	20,290,381
	Transaction & Payment Processing Services	—	1,088,502	—	1,088,502
	Other	20,004,621	—	—	20,004,621

		$57,421,784	$166,586,311	$—	$224,008,095

	International Opportunities Fund
	Assets
	Common Stocks
	Alternative Carriers	$—	$1,948,273	$—	$1,948,273
	Application Software	1,127,560	7,048,633	—	8,176,193
	Commercial & Residential Mortgage Finance	2,691,256	1,714,135	—	4,405,391
	Commodity Chemicals	—	2,060,998	—	2,060,998
	Consumer Finance	222,379	1,269,933	—	1,492,312
	Data Processing & Outsourced Services	—	456,834	—	456,834
	Diversified Support Services	1,768,567	6,914,377	—	8,682,944
	Electrical Components & Equipment	—	2,413,130	—	2,413,130
	Food Retail	—	2,597,492	—	2,597,492

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2024 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2024
	Health Care Services	$—	$3,308,885	$—	$3,308,885
	Health Care Technology	—	2,915,204	—	2,915,204
	Heavy Electrical Equipment	—	834,420	—	834,420
	Human Resource & Employment Services	2,413,318	785,134	—	3,198,452
	Industrial Machinery & Supplies & Components	—	1,407,363	—	1,407,363
	Interactive Media & Services	7,090,532	703,273	—	7,793,805
	Investment Banking & Brokerage	2,397,244	594,345	—	2,991,589
	IT Consulting & Other Services	1,312,138	2,583,943	—	3,896,081
	Metal, Glass & Plastic Containers	—	558,088	—	558,088
	Personal Care Products	994,462	1,297,170	—	2,291,632
	Real Estate Services	—	862,921	—	862,921
	Research & Consulting Services	—	2,214,132	—	2,214,132
	Restaurants	—	332,115	—	332,115
	Semiconductor Materials & Equipment	—	2,232,315	—	2,232,315
	Semiconductors	—	2,136,485	—	2,136,485
	Other	10,077,528	—	—	10,077,528

		$30,094,984	$49,189,598	$—	$79,284,582

	International Select Fund
	Assets
	Common Stocks
	Apparel, Accessories & Luxury Goods	$—	$69,582	$—	$69,582
	Application Software	333,601	56,610	—	390,211
	Asset Management & Custody Banks	—	138,546	—	138,546
	Automobile Manufacturers	—	170,253	—	170,253
	Broadline Retail	232,165	54,120	—	286,285
	Building Products	—	126,768	—	126,768
	Diversified Banks	—	112,608	—	112,608
	Diversified Real Estate Activities	—	71,527	—	71,527
	Drug Retail	—	90,872	—	90,872
	Electrical Components & Equipment	—	73,852	—	73,852
	Electronic Equipment & Instruments	—	188,612	—	188,612
	Health Care Equipment	—	115,006	—	115,006
	Industrial Machinery & Supplies & Components	—	75,244	—	75,244
	Interactive Media & Services	—	296,442	—	296,442
	IT Consulting & Other Services	—	29,758	—	29,758
	Pharmaceuticals	—	41,045	—	41,045
	Research & Consulting Services	—	175,598	—	175,598
	Semiconductor Materials & Equipment	—	126,727	—	126,727
	Trading Companies & Distributors	—	84,969	—	84,969
	Transaction & Payment Processing Services	—	84,706	—	84,706
	Other	706,444	—	—	706,444

		$1,272,210	$2,182,845	$—	$3,455,055

	International Value Fund
	Assets
	Common Stocks
	Automobile Manufacturers	$—	$49,751	$—	$49,751
	Broadline Retail	—	46,567	—	46,567
	Construction & Engineering	—	49,775	—	49,775
	Diversified Banks	56,435	255,951	—	312,386
	Diversified Metals & Mining	—	47,061	—	47,061
	Diversified REITs	—	41,766	—	41,766
	Electronic Manufacturing Services	—	41,842	—	41,842
	Health Care Distributors	—	37,597	—	37,597
	Industrial Machinery & Supplies & Components	—	35,387	—	35,387
	Industrial REITs	—	39,124	—	39,124
	Integrated Oil & Gas	35,873	141,393	—	177,266
	Integrated Telecommunication Services	69,615	74,938	—	144,553
	Multi-Line Insurance	—	69,969	—	69,969
	Multi-Utilities	—	159,228	—	159,228

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2024 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2024
	Pharmaceuticals	$—	$197,808	$—	$197,808
	Regional Banks	—	43,592	—	43,592
	Reinsurance	48,438	63,727	—	112,165
	Soft Drinks & Non-Alcoholic Beverages	—	41,303	—	41,303
	Technology Hardware, Storage & Peripherals	—	36,757	—	36,757
	Tobacco	—	107,549	—	107,549
	Trading Companies & Distributors	—	44,211	—	44,211
	Other	56,757	—	—	56,757

		$267,118	$1,625,296	$—	$1,892,414

	Long/Short Alpha Fund
	Assets
	Common Stocks	$82,158,148	$—	$—	$82,158,148
	Warrants	—	—	75,000	75,000

		$82,158,148	$—	$75,000	$82,233,148

	Other Financial Instruments
	Securities Sold Short	$(31,615,276)	$—	$—	$(31,615,276)

	Micro Cap Fund
	Assets
	Common Stocks
	Biotechnology	$17,539,968	$—	$6,100	$17,546,068
	Other	601,499,242	—	—	601,499,242
	Preferred Stocks	—	—	9,840,420	9,840,420
	Warrants	—	—	653,918	653,918

		$619,039,210	$—	$10,500,438	$629,539,648

	Micro Cap Value Fund
	Assets
	Common Stocks
	Packaged Foods & Meats	$10,861,420	$6,382,323	$—	$17,243,743
	Other	314,266,491	—	—	314,266,491
	Warrants	—	—	0	0

		$325,127,911	$6,382,323	$—	$331,510,234

	Small Cap Growth Fund
	Assets
	Common Stocks	$2,099,308,198	$—	$—	$2,099,308,198
	Preferred Stocks	—	—	26,807,939	26,807,939

		$2,099,308,198	$—	$26,807,939	$2,126,116,137

	Small Cap Value Fund
	Assets
	Common Stocks	$1,575,598,943	$—	$—	$1,575,598,943

		$1,575,598,943	$—	$—	$1,575,598,943

	Ultra Growth Fund
	Assets
	Common Stocks
	Semiconductor Materials & Equipment	$76,344,099	$8,404,744	$—	$84,748,843
	Other	824,609,606	—	—	824,609,606
	Preferred Stocks	—	—	14,760,615	14,760,615
	Warrants	—	—	1,271,082	1,271,082

		$900,953,705	$8,404,744	$16,031,697	$925,390,146

	U.S. Select Fund
	Assets
	Common Stocks	$27,342,083	$—	$—	$27,342,083

		$27,342,083	$—	$—	$27,342,083

	U.S. Treasury Fund
	Assets
	U.S Government obligations	$—	$149,010,770	$—	$149,010,770

		$—	$149,010,770	$—	$149,010,770

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2024 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do not cross levels are combined into the “Other” category.

The valuation techniques used by the Funds to measure fair value for the period ended December 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Funds during the period ended December 31, 2024:

Fund	Market Value Beginning Balance 9/30/2024	Purchases At Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers In at Market Value	Transfers Out at Market Value	Market Value Ending Balance 12/31/2024	Net Change in Unrealized Appreciation (Depreciation) On Investments Held at 12/31/2024
Long/Short Alpha Fund
Warrants	$55,357	$—	$—	$—	$—	$19,643	$—	$—	$75,000	$19,643

	$55,357	$—	$—	$—	$—	$19,643	$—	$—	$75,000	$19,643

Micro Cap Fund
Common Stocks	$6,100	$—	$—	$—	$—	$—	$—	$—	$6,100	$—
Preferred Stocks	9,276,752	—	—	—	—	563,668	—	—	9,840,420	563,668
Warrants	482,654	—	—	—	—	171,264	—	—	653,918	171,264

	$9,765,506	$—	$—	$—	$—	$734,932	$—	$—	$10,500,438	$734,932

Micro Cap Value Fund
Warrants	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Small Cap Growth Fund
Preferred Stocks	$26,060,845	$—	$—	$—	$—	$747,094	$—	$—	$26,807,939	$747,094

	$26,060,845	$—	$—	$—	$—	$747,094	$—	$—	$26,807,939	$747,094

Ultra Growth Fund
Preferred Stocks	$13,915,114	$—	$—	$—	$—	$845,501	$—	$—	$14,760,615	$845,501
Warrants	938,180	—	—	—	—	332,902	—	—	1,271,082	332,902

	$14,853,294	$—	$—	$—	$—	$1,178,403	$—	$—	$16,031,697	$1,178,403

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

Fund	Description	Fair Value at 12/31/2024	Valuation Technique	Unobservable Input	Range (Average)
Long/Short Alpha Fund	Warrant: Biotechnology	$75,000	Black Scholes	Volatility	40%

Micro Cap Fund	Direct Venture Capital Investments: Textiles	$9,840,420	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.8 - 7.4 (3.1) 46%

Micro Cap Fund	Warrant: Biotechnology	$653,918	Black Scholes	Volatility	40%

Small Cap Growth Fund	Direct Venture Capital Investments: Textiles	$17,712,721	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.8 - 7.4 (3.1) 46%

Small Cap Growth Fund	Direct Venture Capital Investments: Systems Software	$9,095,218	Market comparable .companies	EV/R* multiple Discount for lack of marketability	3.2 - 21 (9.9) 27%

Ultra Growth Fund	Direct Venture Capital Investments: Textiles	$14,760,615	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.8- 7.4 (3.1) 46%

Ultra Growth Fund	Warrant: Biotechnology	$1,271,082	Black Scholes	Volatility	40%

*	Enterprise-Value-To-Revenue (“EV/R”) multiple is a measure of the value of a stock that compares a company’s enterprise value to its revenue.

Changes in EV/R multiples may change the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of an investment.

WASATCH FUNDS – Notes to Schedule of Investments (continued)	DECEMBER 31, 2024 (UNAUDITED)

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS (continued)

The Funds’ other Level 3 investments have been valued using observable inputs, unadjusted third-party transactions and quotations or unadjusted historical third-party information. No unobservable inputs internally developed by the Funds have been applied to these investments, thus they have been excluded from the above table.

Additional information about the Funds’ fair valuation practices is available in the Funds’ most recent Prospectus, Statement of Additional Information (SAI) and Report to Shareholders. This information is available on the Funds’ website at wasatchglobal.com and on the Securities and Exchange Commission’s website at www.sec.gov.